UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end:     12/31

Date of reporting period:     06/30/12

Item 1.	Reports to Stockholders.

JUNE 30, 2012

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

SEMIANNUAL

REPORT

FRANKLIN TEMPLETON VARIABLE INSURANCE

PRODUCTS TRUST SEMIANNUAL REPORT

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

MASTER CLASS – 3

IMPORTANT NOTES TO PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

This semiannual report for Templeton Developing Markets Securities Fund covers the period ended June 30, 2012.

Performance Summary as of 6/30/12

Templeton Developing Markets Securities Fund – Class 3 delivered a +0.25% total return for the six-month period ended 6/30/12.

Performance reflects the Fund’s Class 3 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Developing Markets Securities Fund Class 3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Developing Markets Securities Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market investments.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. In comparison, the MSCI Emerging Markets (EM) Index posted a +4.12% total return, and the Standard & Poor’s®/International Finance Corporation Investable Composite Index had a +4.48% total return for the same period.1 Please note index performance numbers are for reference and we do not attempt to track an index but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

Emerging market economies generally continued to grow faster than developed market economies during the six months under review. Emerging market stocks had a solid start to 2012 as improved economic data, government and central bank efforts to stimulate growth and substantial investment inflows drove market performance. The European Union’s approval of a second bailout package for Greece and the European Central Bank’s additional issuance of low interest loans to the region’s banks worth more than 529 billion euros (approximately US$700 billion) to ease the credit crunch and contain the debt crisis provided investors with additional reasons to remain positive.

The tide changed in April, however, as it became evident the eurozone sovereign debt crisis was far from contained. Record-high unemployment in the region, speculation on Greece’s exit from the European Union and concerns about Spanish banks’ solvency worsened. Weaker-than-expected U.S. economic data raised fears of another recession in the world’s largest economy. Major emerging economies including China and India reported slowing gross domestic product growth. News that the Chinese government had no plans to implement a wide-scale stimulus package also weighed on investor confidence.

Global stock prices rebounded in the first three weeks of June as optimism on the victory of the pro-bailout New Democracy party in Greece

1. Source: © 2012 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Value securities may not increase in price as anticipated, or may decline further in value. Risks associated with foreign investing include currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The Fund may focus on particular sectors of the market from time to time, which can carry greater risks of adverse developments in such sectors. Smaller or midsized companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

and expectations of a third quantitative easing (QE3) program from the U.S. Federal Reserve Board (Fed) fueled stock market performance. However, sentiment turned sour as investors focused on Spain’s banking crisis and the Fed’s decision to extend the maturity extension program, dubbed Operation Twist, rather than to implement QE3.

Financial markets received good news on the last trading day of June when European leaders agreed to directly recapitalize the region’s struggling banks and work toward budgetary and political union. Global stocks rallied, leading emerging market stocks, as measured by the MSCI EM Index, to post a +4.12% total return in U.S. dollar terms for the six-month period.1

Investment Strategy

We employ a fundamental research, value-oriented, long-term investment approach. We focus on the market price of a company’s securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment. We invest in securities without regard to benchmark comparisons.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance were Souza Cruz, a major Brazilian cigarette company; Brazil-based AmBev (Companhia de Bebidas das Americas), one of the world’s largest beer and soft drink producers; and Kasikornbank, one of Thailand’s leading commercial banks. The strong market positions of Souza Cruz and AmBev have allowed their businesses to achieve superior returns and build market share as consumers become wealthier and more discerning. In our view, these companies have strong operations, low debt levels, good dividend yields and popular brands that make them attractive investments. We believe Kasikornbank is well positioned to benefit from Thailand’s potentially strong economic growth as the country recovers from last year’s floods and the government’s fiscal stimulus measures, including minimum wage increases, work through the economy. The bank enjoyed strong earnings in the first half of 2012 as it benefited from strong loan growth.

In contrast, key detractors from absolute performance during the reporting period included Itau Unibanco Holding, one of Brazil’s largest financial conglomerates; Luk Fook Holdings (International), a major jewelry retail chain in Hong Kong and mainland China; and Astra International, Indonesia’s leading car and motorcycle company. Itau Unibanco’s share price weakened as ongoing central bank interest rate cuts threatened to hurt the bank’s profit margins. In our long-term view, the bank could benefit from its strong market position as Brazil’s economy grows and consumer wealth increases. Luk Fook’s sales growth eased recently as China’s slowing economic growth led Chinese tourists to cut spending on luxury items such as jewelry. However, we maintained a positive view of the company because we feel it has a solid market position, high return on equity, strong balance sheet and increasing presence in mainland China. Astra’s share price corrected largely due to investor expectations that new rules in Indonesia, which increased the minimum down payment required for vehicle purchases, could impact sales. As a leader in the Indonesian car and motorcycle markets, which have been enjoying strong secular growth trends, Astra could benefit from the potential continuation of the country’s robust economic growth, higher incomes and affordable credit in the long term.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2012, the U.S. dollar rose in value relative to many currencies in which the Fund’s investments were traded. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

In the past six months, we initiated positions in Colombia and Kenya and increased our holdings in Hong Kong, South Africa and South Korea as we continued to search for what we considered to be attractive investment opportunities. We added to casinos and gaming, catalog retail and specialty retail companies. Key purchases included additional shares of SJM Holdings, one of Macau’s largest casino operators, and the aforementioned Luk Fook, as well as a new position in South Korea-based Samsung Electronics, one of the world’s largest electronics manufacturers.

Top 10 Holdings

Templeton Developing Markets Securities Fund

6/30/12

Company Sector/Industry, Country	% of Total Net Assets
AmBev (Companhia de Bebidas das Americas)	7.8%
Beverages, Brazil
PT Astra International Tbk	6.0%
Automobiles, Indonesia
Tata Consultancy Services Ltd.	5.2%
IT Services, India
Souza Cruz SA	5.0%
Tobacco, Brazil
LUKOIL Holdings, ADR	3.4%
Oil, Gas & Consumable Fuels, Russia
PetroChina Co. Ltd., H	3.2%
Oil, Gas & Consumable Fuels, China
Sberbank of Russia	3.0%
Commercial Banks, Russia
Kasikornbank PCL, fgn.	3.0%
Commercial Banks, Thailand
Vale SA, ADR, pfd., A	2.9%
Metals & Mining, Brazil
Gazprom, ADR	2.9%
Oil, Gas & Consumable Fuels, Russia

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

As certain stocks reached our sale targets, we reduced the Fund’s investments in Brazil, Indonesia and Taiwan to focus on stocks we considered to be more attractively valued within our investment universe. We reduced the Fund’s holdings largely in diversified metals and mining, diversified banking and food retail companies. Key reductions included Brazilian iron ore and nickel producer Vale, Indonesia-based Bank Central Asia and Taiwan-based convenience retail operator President Chain Store.

Thank you for your participation in Templeton Developing Markets Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Countries

Templeton Developing Markets Securities Fund

6/30/12

% of Total Net Assets
Brazil	18.4%
Russia	15.0%
China	9.9%
India	9.0%
Indonesia	8.7%
Thailand	6.7%
Hong Kong	6.2%
Chile	4.2%
South Africa	4.1%
Singapore	2.4%

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Developing Markets Securities Fund Class 3

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 3	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Fund-Level Expenses Incurred During Period* 1/1/12–6/30/12
Actual	$1,000	$1,002.50	$7.97
Hypothetical (5% return before expenses)	$1,000	$1,016.91	$8.02

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 3 shares (1.60%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31,
Class 1		2011	2010	2009	2008	2007

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.50	$11.40	$9.86	$6.11	$16.16	$13.92

Income from investment operations[a]:
Net investment income[b]	0.11	0.17	0.09	0.12	0.16	0.32
Net realized and unrealized gains (losses)	(0.08)	(1.94)	1.63	4.02	(7.40)	3.51

Total from investment operations	0.03	(1.77)	1.72	4.14	(7.24)	3.83

Less distributions from:
Net investment income	(0.17)	(0.13)	(0.18)	(0.36)	(0.37)	(0.38)
Net realized gains	—	—	—	(0.03)	(2.44)	(1.21)

Total distributions	(0.17)	(0.13)	(0.18)	(0.39)	(2.81)	(1.59)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$9.36	$9.50	$11.40	$9.86	$6.11	$16.16

Total return[d]	0.33%	(15.67)%	17.83%	73.32%	(52.62)%	29.09%
Ratios to average net assets[e]
Expenses	1.35%	1.40%	1.49% [f]	1.45% [f]	1.52% [f]	1.48% [f]
Net investment income	2.25%	1.57%	0.87%	1.64%	1.52%	2.07%

Supplemental data
Net assets, end of period (000’s)	$198,960	$232,544	$347,242	$325,927	$234,213	$753,843
Portfolio turnover rate	11.32%	14.90%	24.41%	56.58% [g]	75.11% [g]	98.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31,
Class 2		2011	2010	2009	2008	2007

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.42	$11.30	$9.78	$6.04	$15.99	$13.79

Income from investment operations[a]:
Net investment income[b]	0.10	0.14	0.06	0.11	0.15	0.27
Net realized and unrealized gains (losses)	(0.08)	(1.92)	1.62	3.98	(7.33)	3.49

Total from investment operations	0.02	(1.78)	1.68	4.09	(7.18)	3.76

Less distributions from:
Net investment income	(0.14)	(0.10)	(0.16)	(0.32)	(0.33)	(0.35)
Net realized gains	—	—	—	(0.03)	(2.44)	(1.21)

Total distributions	(0.14)	(0.10)	(0.16)	(0.35)	(2.77)	(1.56)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$9.30	$9.42	$11.30	$9.78	$6.04	$15.99

Total return[d]	0.23%	(15.86)%	17.58%	72.59%	(52.70)%	28.78%
Ratios to average net assets[e]
Expenses	1.60%	1.65%	1.74% [f]	1.70% [f]	1.77% [f]	1.73% [f]
Net investment income	2.00%	1.32%	0.62%	1.39%	1.27%	1.82%

Supplemental data
Net assets, end of period (000’s)	$281,185	$295,223	$392,546	$435,947	$264,186	$1,090,549
Portfolio turnover rate	11.32%	14.90%	24.41%	56.58% [g]	75.11% [g]	98.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31,
Class 3		2011	2010	2009	2008	2007

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.36	$11.23	$9.73	$6.02	$15.96	$13.78

Income from investment operations[a]:
Net investment income[b]	0.10	0.14	0.06	0.10	0.11	0.24
Net realized and unrealized gains (losses)	(0.08)	(1.91)	1.60	3.97	(7.27)	3.52

Total from investment operations	0.02	(1.77)	1.66	4.07	(7.16)	3.76

Less distributions from:
Net investment income	(0.14)	(0.10)	(0.16)	(0.33)	(0.34)	(0.37)
Net realized gains	—	—	—	(0.03)	(2.44)	(1.21)

Total distributions	(0.14)	(0.10)	(0.16)	(0.36)	(2.78)	(1.58)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$9.24	$9.36	$11.23	$9.73	$6.02	$15.96

Total return[d]	0.25%	(15.86)%	17.51%	72.63%	(52.67)%	28.70%
Ratios to average net assets[e]
Expenses	1.60%	1.65%	1.74% [f]	1.70% [f]	1.77% [f]	1.73% [f]
Net investment income	2.00%	1.32%	0.62%	1.39%	1.27%	1.82%

Supplemental data
Net assets, end of period (000’s)	$47,836	$44,702	$66,484	$66,718	$32,953	$100,961
Portfolio turnover rate	11.32%	14.90%	24.41%	56.58% [g]	75.11% [g]	98.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31,
Class 4		2011	2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.42	$11.30	$9.80	$6.09	$14.88

Income from investment operations[b]:
Net investment income (loss)[c]	0.10	0.13	0.05	0.09	(0.33)
Net realized and unrealized gains (losses)	(0.10)	(1.91)	1.61	4.00	(5.65)

Total from investment operations	—	(1.78)	1.66	4.09	(5.98)

Less distributions from:
Net investment income	(0.12)	(0.10)	(0.16)	(0.35)	(0.37)
Net realized gains	—	—	—	(0.03)	(2.44)

Total distributions	(0.12)	(0.10)	(0.16)	(0.38)	(2.81)

Redemption fees[d]	—	—	—	—	—

Net asset value, end of period	$9.30	$9.42	$11.30	$9.80	$6.09

Total return[e]	0.04%	(15.88)%	17.41%	72.45%	(48.66)%
Ratios to average net assets[f]
Expenses	1.70%	1.75%	1.84% [g]	1.80% [g]	1.87% [g]
Net investment income	1.90%	1.22%	0.52%	1.29%	1.17%

Supplemental data
Net assets, end of period (000’s)	$22,698	$24,380	$37,198	$26,362	$7,208
Portfolio turnover rate	11.32%	14.90%	24.41%	56.58% [h]	75.11% [h]

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Closed End Funds 0.4%
Romania 0.4%
SIF Banat-Crisana	Diversified Financial Services	1,457,300	$373,071
SIF Moldova	Diversified Financial Services	1,509,345	540,953
SIF Muntenia	Diversified Financial Services	1,278,433	260,007
SIF Oltenia	Diversified Financial Services	1,751,291	557,926
SIF Transilvania	Diversified Financial Services	4,500,540	573,129

Total Closed End Funds (Cost $2,899,996)			2,305,086

Common Stocks 90.4%
Australia 0.6%
BHP Billiton Ltd.	Metals & Mining	101,481	3,267,058

Austria 0.2%
[a]Raiffeisen Bank International AG	Commercial Banks	40,018	1,304,154

Brazil 14.5%
Companhia de Bebidas das Americas (AmBev)	Beverages	1,362,350	42,852,674
Itau Unibanco Holding SA, ADR	Commercial Banks	653,674	9,099,142
Souza Cruz SA	Tobacco	1,888,597	27,727,702

			79,679,518

Chile 2.5%
Antofagasta PLC	Metals & Mining	794,779	13,554,220

China 9.9%
Anhui Conch Cement Co. Ltd., H	Construction Materials	1,945,144	5,265,210
CNOOC Ltd.	Oil, Gas & Consumable Fuels	7,181,000	14,254,444
[a]Great Wall Motor Co. Ltd., H	Automobiles	3,121,177	6,179,513
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	13,880,000	17,801,523
Tencent Holdings Ltd.	Internet Software & Services	82,000	2,388,729
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	614,262	4,140,950
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	3,038,000	4,691,257

			54,721,626

Colombia 0.3%
Ecopetrol SA, ADR	Oil, Gas & Consumable Fuels	30,437	1,698,080

Hong Kong 6.2%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,014,733	10,776,465
Giordano International Ltd.	Specialty Retail	1,069,045	753,751
I.T Ltd.	Specialty Retail	5,040,000	2,176,306
Luk Fook Holdings (International) Ltd.	Specialty Retail	2,032,313	4,217,558
[b]Luk Fook Holdings (International) Ltd., 144A	Specialty Retail	130,000	269,783
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	5,534,030	10,157,717
VTech Holdings Ltd.	Communications Equipment	506,300	6,003,996

			34,355,576

India 9.0%
Grasim Industries Ltd.	Construction Materials	28,924	1,379,426
Infosys Ltd.	IT Services	165,015	7,439,349
National Aluminium Co. Ltd.	Metals & Mining	180,606	193,913
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	1,572,924	8,067,222
Tata Chemicals Ltd.	Chemicals	669,855	3,749,909
Tata Consultancy Services Ltd.	IT Services	1,244,539	28,642,782

			49,472,601

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
Indonesia 8.7%
PT Astra International Tbk	Automobiles	45,325,000	$33,055,762
PT Bank Central Asia Tbk	Commercial Banks	11,282,532	8,768,963
PT Bank Rakyat Indonesia (Persero) Tbk	Commercial Banks	8,664,000	5,857,482

			47,682,207

Kenya 0.2%
British American Tobacco Kenya Ltd. Corp.	Tobacco	45,200	199,459
Equity Bank Ltd.	Commercial Banks	1,181,300	297,778
Kenya Commercial Bank Ltd.	Commercial Banks	2,032,200	560,482

			1,057,719

Malaysia 0.5%
Kuala Lumpur Kepong Bhd.	Food Products	394,500	2,854,386

Mexico 0.7%
Kimberly Clark de Mexico SAB de CV, A	Household Products	1,952,613	3,823,001

Nigeria 0.6%
First Bank of Nigeria PLC	Commercial Banks	7,297,629	489,199
Guinness Nigeria PLC	Beverages	214,723	298,172
Nigerian Breweries PLC	Beverages	4,294,577	2,684,935

			3,472,306

Qatar 0.5%
Industries Qatar QSC	Industrial Conglomerates	77,085	2,646,423

Russia 15.0%
Gazprom, ADR	Oil, Gas & Consumable Fuels	1,203,700	11,435,150
Gazprom, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	470,200	4,431,635
[c]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	75,208	4,217,665
[c]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	260,068	14,479,286
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	251,243	4,175,659
Sberbank of Russia	Commercial Banks	6,150,040	16,400,739
TNK-BP Holding	Oil, Gas & Consumable Fuels	5,340,274	12,335,629
[d]Uralkali OJSC, GDR, Reg S	Chemicals	401,096	15,351,949

			82,827,712

Singapore 2.4%
Keppel Corp. Ltd.	Industrial Conglomerates	846,557	6,868,671
SembCorp Marine Ltd.	Machinery	1,672,000	6,307,940

			13,176,611

South Africa 4.1%
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	272,483	6,339,188
Remgro Ltd.	Diversified Financial Services	614,891	9,896,268
Tiger Brands Ltd.	Food Products	212,099	6,360,153

			22,595,609

South Korea 1.6%
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	4,453	4,685,849
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	35,682	4,314,404

			9,000,253

Taiwan 2.1%
President Chain Store Corp.	Food & Staples Retailing	2,133,075	11,347,667

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
Thailand 6.7%
Kasikornbank PCL, fgn.	Commercial Banks	3,116,500	$16,290,908
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	2,021,223	10,757,657
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	938,100	9,599,439
Supalai PCL, fgn.	Real Estate Management & Development	184,644	100,029

			36,748,033

Turkey 1.1%
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	274,426	5,873,727

United Arab Emirates 1.2%
Emaar Properties PJSC	Real Estate Management & Development	8,942,377	6,816,857

United Kingdom 0.9%
Anglo American PLC	Metals & Mining	146,649	4,869,782

United States 0.7%
Avon Products Inc.	Personal Products	246,420	3,994,468

Vietnam 0.2%
DHG Pharmaceutical JSC	Pharmaceuticals	95,800	290,997
Dong Phu Rubber JSC	Chemicals	88,000	218,895
Vinacafe Bien Hoa JSC	Food Products	68,500	422,699

			932,591

Total Common Stocks (Cost $339,459,761)			497,772,185

Preferred Stocks 6.2%
Brazil 3.9%
Itausa - Investimentos Itau SA, ADR, pfd.	Commercial Banks	17,790	74,422
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	1,241,305	5,254,659
Vale SA, ADR, pfd., A	Metals & Mining	831,932	16,230,993

			21,560,074

Chile 1.7%
Embotelladora Andina SA, pfd., A	Beverages	2,049,785	8,964,612

Colombia 0.6%
Bancolombia SA, ADR, pfd.	Commercial Banks	53,200	3,289,888

Total Preferred Stocks (Cost $18,650,704)			33,814,574

Total Investments before Short Term Investments (Cost $361,010,461)			533,891,845

Short Term Investments 3.4%
Money Market Funds (Cost $16,675,196) 3.0%
United States 3.0%
[e,f]Institutional Fiduciary Trust Money Market Portfolio		16,675,196	16,675,196

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Shares	Value
Short Term Investments (continued)
[g]Investments from Cash Collateral Received for Loaned Securities (Cost $2,583,471) 0.4%
Money Market Funds 0.4%
United States 0.4%
[h]BNY Mellon Overnight Government Fund, 0.182%	2,583,471	$2,583,471

Total Investments (Cost $380,269,128) 100.4%		553,150,512
Other Assets, less Liabilities (0.4)%		(2,471,634)

Net Assets 100.0%		$550,678,878

See Abbreviations on page TD-26.

aA portion or all of the security is on loan at June 30, 2012. See Note 1(c).

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2012, the value of this security was $269,783, representing 0.05% of net assets.

cAt June 30, 2012, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2012, the value of this security was $15,351,949, representing 2.79% of net assets.

eNon-income producing.

fSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

gSee Note 1(c) regarding securities on loan.

hThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Templeton Developing Markets Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$363,593,932
Cost - Sweep Money Fund (Note 7)	16,675,196

Total cost of investments	$380,269,128

Value - Unaffiliated issuers	$536,475,316
Value - Sweep Money Fund (Note 7)	16,675,196

Total value of investments (includes securities loaned in the amount of $2,509,564)	553,150,512
Foreign currency, at value (cost $92,399)	92,487
Receivables:
Investment securities sold	2,499,526
Capital shares sold	203,571
Dividends	2,924,807
Foreign tax	27,630
Other assets	151

Total assets	558,898,684

Liabilities:
Payables:
Investment securities purchased	3,430,205
Capital shares redeemed	1,099,997
Affiliates	689,157
Payable upon return of securities loaned	2,583,471
Accrued expenses and other liabilities	416,976

Total liabilities	8,219,806

Net assets, at value	$550,678,878

Net assets consist of:
Paid-in capital	$496,473,023
Undistributed net investment income	5,595
Net unrealized appreciation (depreciation)	172,853,271
Accumulated net realized gain (loss)	(118,653,011)

Net assets, at value	$550,678,878

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2012 (unaudited)

Templeton Developing Markets Securities Fund
Class 1:
Net assets, at value	$198,959,805

Shares outstanding	21,265,537

Net asset value and maximum offering price per share	$9.36

Class 2:
Net assets, at value	$281,184,776

Shares outstanding	30,250,841

Net asset value and maximum offering price per share	$9.30

Class 3:
Net assets, at value	$47,836,176

Shares outstanding	5,179,618

Net asset value and maximum offering price per share[a]	$9.24

Class 4:
Net assets, at value	$22,698,121

Shares outstanding	2,439,605

Net asset value and maximum offering price per share	$9.30

aRedemption price is equal to net asset value less redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2012 (unaudited)

Templeton Developing Markets Securities Fund
Investment income:
Dividends (net of foreign taxes of $1,012,523)	$10,949,427
Income from securities loaned	43,857

Total investment income	10,993,284

Expenses:
Management fees (Note 3a)	3,342,776
Administrative fees (Note 3b)	426,683
Distribution fees: (Note 3c)
Class 2	378,092
Class 3	64,343
Class 4	43,892
Unaffiliated transfer agent fees	1,211
Custodian fees (Note 4)	206,811
Reports to shareholders	110,700
Professional fees	28,338
Trustees’ fees and expenses	1,439
Other	9,817

Total expenses	4,614,102

Net investment income	6,379,182

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	13,584,804
Foreign currency transactions	(560,713)

Net realized gain (loss)	13,024,091

Net change in unrealized appreciation (depreciation) on:
Investments	(14,616,878)
Translation of other assets and liabilities denominated in foreign currencies	(5,476)

Net change in unrealized appreciation (depreciation)	(14,622,354)

Net realized and unrealized gain (loss)	(1,598,263)

Net increase (decrease) in net assets resulting from operations	$4,780,919

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Developing Markets Securities Fund
	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Increase (decrease) in net assets:
Operations:
Net investment income	$6,379,182	$10,217,132
Net realized gain (loss) from investments and foreign currency transactions	13,024,091	41,092,169
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	(14,622,354)	(168,736,087)

Net increase (decrease) in net assets resulting from operations	4,780,919	(117,426,786)

Distributions to shareholders from:
Net investment income:
Class 1	(3,523,272)	(3,575,470)
Class 2	(4,111,805)	(3,331,863)
Class 3	(716,639)	(556,039)
Class 4	(295,623)	(314,405)

Total distributions to shareholders	(8,647,339)	(7,777,777)

Capital share transactions: (Note 2)
Class 1	(32,894,640)	(64,505,854)
Class 2	(12,064,580)	(37,899,841)
Class 3	4,184,090	(11,807,405)
Class 4	(1,529,976)	(7,237,721)

Total capital share transactions	(42,305,106)	(121,450,821)

Redemption fees	929	34,912

Net increase (decrease) in net assets	(46,170,597)	(246,620,472)
Net assets:
Beginning of period	596,849,475	843,469,947

End of period	$550,678,878	$596,849,475

Undistributed net investment income included in net assets:
End of period	$5,595	$2,273,752

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Templeton Developing Markets Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statement of Investments. The fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the fund. The securities lending agent has agreed to indemnify the fund in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income and Deferred Taxes (continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of interests in an insurance company subaccount that invests in Class 3 shares of the Fund will be subject to a 1.0% short term trading fee if the interest in the subaccount has been held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital, allocated to each class of shares based upon the relative proportion of net assets of each class.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	686,552	$6,995,534	2,813,987	$30,009,154
Shares issued in reinvestment of distributions	385,901	3,523,272	324,453	3,575,470
Shares redeemed	(4,283,973)	(43,413,446)	(9,124,103)	(98,090,478)

Net increase (decrease)	(3,211,520)	$(32,894,640)	(5,985,663)	$(64,505,854)

Class 2 Shares:
Shares sold	2,219,589	$21,763,966	6,746,331	$70,699,788
Shares issued in reinvestment of distributions	453,341	4,111,805	304,558	3,331,863
Shares redeemed	(3,756,025)	(37,940,351)	(10,448,699)	(111,931,492)

Net increase (decrease)	(1,083,095)	$(12,064,580)	(3,397,810)	$(37,899,841)

Class 3 Shares:
Shares sold	862,807	$8,748,041	848,211	$9,362,399
Shares issued in reinvestment of distributions	79,538	716,639	51,154	556,039
Shares redeemed	(536,540)	(5,280,590)	(2,043,372)	(21,725,843)

Net increase (decrease)	405,805	$4,184,090	(1,144,007)	$(11,807,405)

Class 4 Shares:
Shares sold	183,124	$1,808,096	464,313	$5,040,717
Shares issued on reinvestment of distributions	32,558	295,623	28,739	314,405
Shares redeemed	(364,859)	(3,633,695)	(1,194,944)	(12,592,843)

Net increase (decrease)	(149,177)	$(1,529,976)	(701,892)	$(7,237,721)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.100%	Up to and including $1 billion
1.050%	Over $1 billion, up to and including $5 billion
1.000%	Over $5 billion, up to and including $10 billion
0.950%	Over $10 billion, up to and including $15 billion
0.900%	Over $15 billion, up to and including $20 billion
0.850%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2011, the Fund had capital loss carryforwards of $125,392,863 expiring in 2017.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

5. INCOME TAXES (continued)

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$393,020,861

Unrealized appreciation	$183,711,206
Unrealized depreciation	(23,581,555)

Net unrealized appreciation (depreciation)	$160,129,651

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, corporate actions, and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2012, aggregated $66,436,750 and $88,333,846, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2012, the Fund did not use the Global Credit Facility.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Closed End Funds	$2,305,086	$—	$—	$2,305,086
Equity Investments[a,b]	531,586,759	—	—	531,586,759
Short Term Investments	16,675,196	2,583,471	—	19,258,667

Total Investments in Securities	$550,567,041	$2,583,471	$—	$553,150,512

aIncludes common and preferred stocks.

bFor detailed categories, see the accompanying Statement of Investments.

11. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Tax Information (unaudited)

Templeton Developing Markets Securities Fund

At December 31, 2011, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 14, 2012, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as reported by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0339	$0.2177
Class 2	$0.0339	$0.1876
Class 3	$0.0339	$0.1890
Class 4	$0.0339	$0.1695

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TEMPLETON FOREIGN SECURITIES FUND

This semiannual report for Templeton Foreign Securities Fund covers the period ended June 30, 2012.

Performance Summary as of 6/30/12

Templeton Foreign Securities Fund – Class 3 delivered a +1.37% total return for the six-month period ended 6/30/12.

Performance reflects the Fund’s Class 3 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Foreign Securities Fund – Class 3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Foreign Securities Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which produced a +3.38% total return for the same period.1 Please note, index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

The six months under review encompassed two different market environments. The first quarter of 2012 delivered the best annual start for global developed stocks in more than a decade, as measured by the MSCI World Index, as signs of U.S. economic recovery and European policy relief underpinned a rally in cyclical stocks.2 Yet, renewed global economic weakness and European debt concerns led the market lower in the second quarter, and stocks dropped sharply in the spring before additional policy action prompted a rebound in June. Politics largely drove the markets during the first half of 2012 as investors closely monitored developments in Europe, where German-led austerity demands were met with increasing resentment from some highly indebted eurozone members. Coalition-building efforts in Greece collapsed amid anger over the terms of the country’s second bailout, forcing a new election that brought some relief when the pro-euro party won. Elsewhere in the region, France’s socialist candidate clinched the presidency on a pro-growth platform and the Dutch cabinet resigned in the wake of a contentious austerity deal.

On the economic front, global growth trends generally moderated, led by Europe, which narrowly avoided recession mainly because of German export strength. Yet, even the more resilient economies of Germany, the U.S. and China showed signs of a slowdown at period-end. The combination of flagging growth, political uncertainty and populist unrest pressured investor confidence, and ratings agencies

1. Source: © 2012 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Please see Index Descriptions following the Fund Summaries.

Fund Risks: All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Current political uncertainty surrounding the European Union (EU) and its membership may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries, may increase the economic risk of investing in companies in Europe. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

downgraded global banks and European sovereigns. Concerns about Italian and Spanish borrowing costs added to investor anxiety as bond yields climbed. Europe’s initial policy responses — including enhanced liquidity measures and an ineffective Spanish banking bailout — did little to address the structural imbalances of eurozone economies or the solvency fears plaguing the region’s banking system. Yet, encouraging progress did emerge at period-end when leaders in Brussels agreed to ease conditions of sovereign bond purchases and permit the region’s bailout fund to directly recapitalize banks. Meanwhile, the U.S. Federal Reserve Board opted to extend its strategy, dubbed Operation Twist, designed to lower systemically important interest rates, and the People’s Bank of China slashed interest rates for the first time since the global financial crisis began. In the latter part of the period, commodities extended recent losses, with oil falling back below $100, while the euro dipped and traditional safe havens like U.S. Treasuries, the U.S. dollar and the Japanese yen made gains.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we generally focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

During the six months under review, underweighting and stock selection in the economically sensitive materials sector, which suffered from a global commodity price correction, was a major contributor to Fund performance relative to the MSCI EAFE Index.3 Beverage-can maker Rexam (U.K.) became a standout materials holding after agreeing to sell two of its personal care divisions in 2011. Our stock selection in information technology4 aided relative results, particularly in two companies that benefited from global demand for smartphones and tablet PCs: South Korean semiconductor, telecommunication and digital media products manufacturer Samsung Electronics5 and integrated circuit and semiconductor devices company Taiwan Semiconductor Manufacturing.5

3. The materials sector comprises chemicals, construction and engineering, construction materials, containers and packaging, and metals and mining in the SOI.

4. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; semiconductors and semiconductor equipment; and software in the SOI.

5. Not an index component.

Business management software developer SAP (Germany) was another key sector holding. Other individual contributors included reinsurer Swiss Re, oil services company Aker Solutions (Norway) and automobile manufacturer Toyota Motor (Japan).

In contrast, our underweighting and stock selection in the consumer staples sector was a key detractor from Fund performance, and supermarket chain Tesco (U.K.) led the Fund’s sector losses due to slowing sales growth and falling margins.6 The Fund’s overweighting in telecommunication services7 also weighed on relative results, including our positions in telecommunication and Internet services providers China Telecom5 and Telefonica5 (Spain). Our stock selection in health care hurt performance, notably our position in Lonza Group (Switzerland).8 The chemicals and biotechnology company underperformed as profits were squeezed by rising raw materials prices and a strong Swiss franc. Other individual detractors included European financial services providers UniCredit (Spain) and Credit Suisse Group (Switzerland).

From a geographic perspective, our stock selection in Asia boosted the Fund’s relative performance, as a number of our investments in Singapore, South Korea5 and Japan outperformed. Our China exposure, however, was detrimental.5 In Europe, our stock selection detracted from results, as investor concerns about the eurozone debt crisis weighed on market sentiment. During the period, our investments in the U.K., France and the Netherlands hindered relative performance, while an underweighting in the troubled Spanish market benefited results.

Thank you for your participation in Templeton Foreign Securities Fund. We look forward to serving your future investment needs.

6. The consumer staples sector comprises food and staples retailing in the SOI.

7. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

8. The health care sector comprises life sciences tools and services and pharmaceuticals in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Templeton Foreign Securities Fund

6/30/12

Company Sector/Industry, Country	% of Total Net Assets
Sanofi	3.7%
Pharmaceuticals, France
Roche Holding AG	3.5%
Pharmaceuticals, Switzerland
Samsung Electronics Co. Ltd.	3.3%
Semiconductors & Semiconductor Equipment, South Korea
GlaxoSmithKline PLC	2.7%
Pharmaceuticals, U.K.
Swiss Re AG	2.5%
Insurance, Switzerland
Vodafone Group PLC, ADR	2.3%
Wireless Telecommunication Services, U.K.
Statoil ASA	2.1%
Oil, Gas & Consumable Fuels, Norway
Tesco PLC	2.1%
Food & Staples Retailing, U.K.
Telenor ASA	2.1%
Diversified Telecommunication Services, Norway
Royal Dutch Shell PLC, A & B	2.0%
Oil, Gas & Consumable Fuels, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Foreign Securities Fund – Class 3

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 3	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Fund-Level Expenses Incurred During Period* 1/1/12–6/30/12
Actual	$1,000	$1,013.70	$5.26
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.27

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 3 shares (1.05%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31,
Class 1		2011	2010	2009	2008	2007

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.78	$14.54	$13.68	$10.95	$20.57	$19.00

Income from investment operations[a]:
Net investment income[b]	0.29	0.42	0.28	0.25	0.45	0.45
Net realized and unrealized gains (losses)	(0.11)	(1.90)	0.86	3.39	(8.01)	2.46

Total from investment operations	0.18	(1.48)	1.14	3.64	(7.56)	2.91

Less distributions from:
Net investment income	(0.44)	(0.28)	(0.28)	(0.43)	(0.45)	(0.44)
Net realized gains	—	—	—	(0.48)	(1.61)	(0.90)

Total distributions	(0.44)	(0.28)	(0.28)	(0.91)	(2.06)	(1.34)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$12.52	$12.78	$14.54	$13.68	$10.95	$20.57

Total return[d]	1.49%	(10.44)%	8.67%	37.34%	(40.23)%	15.79%
Ratios to average net assets[e]
Expenses	0.80%	0.79% [f]	0.78% [f]	0.78% [f]	0.77% [f]	0.75% [f]
Net investment income	4.36%	2.92%	2.10%	2.28%	2.82%	2.22%

Supplemental data
Net assets, end of period (000’s)	$243,233	$254,292	$321,282	$318,173	$262,725	$531,377
Portfolio turnover rate	4.08%	21.09%	19.16%	22.50%	18.27%	26.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31,
Class 2		2011	2010	2009	2008	2007

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.56	$14.29	$13.45	$10.76	$20.25	$18.73

Income from investment operations[a]:
Net investment income[b]	0.27	0.37	0.25	0.22	0.40	0.38
Net realized and unrealized gains (losses)	(0.11)	(1.86)	0.84	3.34	(7.89)	2.44

Total from investment operations	0.16	(1.49)	1.09	3.56	(7.49)	2.82

Less distributions from:
Net investment income	(0.40)	(0.24)	(0.25)	(0.39)	(0.39)	(0.40)
Net realized gains	—	—	—	(0.48)	(1.61)	(0.90)

Total distributions	(0.40)	(0.24)	(0.25)	(0.87)	(2.00)	(1.30)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$12.32	$12.56	$14.29	$13.45	$10.76	$20.25

Total return[d]	1.37%	(10.63)%	8.41%	37.04%	(40.38)%	15.46%
Ratios to average net assets[e]
Expenses	1.05%	1.04% [f]	1.03% [f]	1.03% [f]	1.02% [f]	1.00% [f]
Net investment income	4.11%	2.67%	1.85%	2.03%	2.57%	1.97%

Supplemental data
Net assets, end of period (000’s)	$1,616,384	$1,679,412	$2,090,757	$2,010,268	$1,702,038	$3,255,154
Portfolio turnover rate	4.08%	21.09%	19.16%	22.50%	18.27%	26.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31,
Class 3		2011	2010	2009	2008	2007

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.51	$14.24	$13.37	$10.70	$20.18	$18.68

Income from investment operations[a]:
Net investment income[b]	0.27	0.37	0.25	0.25	0.39	0.37
Net realized and unrealized gains (losses)	(0.11)	(1.86)	0.84	3.30	(7.84)	2.45

Total from investment operations	0.16	(1.49)	1.09	3.55	(7.45)	2.82

Less distributions from:
Net investment income	(0.40)	(0.24)	(0.22)	(0.40)	(0.42)	(0.42)
Net realized gains	—	—	—	(0.48)	(1.61)	(0.90)

Total distributions	(0.40)	(0.24)	(0.22)	(0.88)	(2.03)	(1.32)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$12.27	$12.51	$14.24	$13.37	$10.70	$20.18

Total return[d]	1.37%	(10.68)%	8.41%	37.20%	(40.39)%	15.45%
Ratios to average net assets[e]
Expenses	1.05%	1.04% [f]	1.03% [f]	1.03% [f]	1.02% [f]	1.00% [f]
Net investment income	4.11%	2.67%	1.85%	2.03%	2.57%	1.97%

Supplemental data
Net assets, end of period (000’s)	$83,644	$88,380	$108,766	$115,364	$271,061	$313,505
Portfolio turnover rate	4.08%	21.09%	19.16%	22.50%	18.27%	26.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31,
Class 4		2011	2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.66	$14.43	$13.59	$10.91	$18.90

Income from investment operations[b]:
Net investment income[c]	0.27	0.36	0.17	0.21	0.15
Net realized and unrealized gains (losses)	(0.12)	(1.88)	0.92	3.37	(6.08)

Total from investment operations	0.15	(1.52)	1.09	3.58	(5.93)

Less distributions from:
Net investment income	(0.40)	(0.25)	(0.25)	(0.42)	(0.45)
Net realized gains	—	—	—	(0.48)	(1.61)

Total distributions	(0.40)	(0.25)	(0.25)	(0.90)	(2.06)

Redemption fees[d]	—	—	—	—	—

Net asset value, end of period	$12.41	$12.66	$14.43	$13.59	$10.91

Total return[e]	1.25%	(10.74)%	8.38%	36.84%	(35.15)%
Ratios to average net assets[f]
Expenses	1.15%	1.14% [g]	1.13% [g]	1.13% [g]	1.12% [g]
Net investment income	4.01%	2.57%	1.75%	1.93%	2.47%

Supplemental data
Net assets, end of period (000’s)	$369,919	$353,346	$305,505	$48,501	$14,287
Portfolio turnover rate	4.08%	21.09%	19.16%	22.50%	18.27%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited)

Templeton Foreign Securities Fund	Country	Shares/ Units	Value
Common Stocks and Other Equity Interests 93.5%
Aerospace & Defense 1.0%
BAE Systems PLC	United Kingdom	5,263,730	$23,804,819

Airlines 0.6%
Deutsche Lufthansa AG	Germany	1,161,930	13,401,018

Automobiles 1.8%
[a]Mazda Motor Corp.	Japan	5,453,000	7,294,299
Toyota Motor Corp., ADR	Japan	440,460	35,448,221

			42,742,520

Capital Markets 4.4%
Credit Suisse Group AG	Switzerland	1,969,870	35,827,140
KKR & Co., LP	United States	1,155,000	14,887,950
Nomura Holdings Inc.	Japan	5,636,100	20,715,257
UBS AG	Switzerland	2,504,440	29,161,288

			100,591,635

Chemicals 1.1%
Akzo Nobel NV	Netherlands	527,560	24,730,864

Commercial Banks 8.3%
BNP Paribas SA	France	896,310	34,411,110
DBS Group Holdings Ltd.	Singapore	2,993,520	32,770,420
HSBC Holdings PLC	United Kingdom	4,015,600	35,481,546
KB Financial Group Inc., ADR	South Korea	1,319,301	43,127,950
[a]UniCredit SpA	Italy	8,365,386	31,549,951
United Overseas Bank Ltd.	Singapore	985,000	14,506,788

			191,847,765

Commercial Services & Supplies 1.0%
G4S PLC	United Kingdom	5,045,810	22,056,409

Communications Equipment 0.7%
Ericsson, B, ADR	Sweden	1,675,840	15,300,419

Computers & Peripherals 1.1%
Compal Electronics Inc.	Taiwan	28,536,431	26,195,589

Construction & Engineering 0.7%
Carillion PLC	United Kingdom	3,750,730	16,227,835

Construction Materials 0.5%
CRH PLC	Ireland	659,820	12,617,880

Containers & Packaging 0.9%
Rexam PLC	United Kingdom	3,021,290	19,919,015

Diversified Financial Services 1.7%
[a]ING Groep NV	Netherlands	5,880,644	39,192,430

Diversified Telecommunication Services 8.2%
China Telecom Corp. Ltd., H	China	47,482,357	20,503,203
France Telecom SA	France	2,164,143	28,416,495
Singapore Telecommunications Ltd.	Singapore	14,436,000	37,599,684
Telefonica SA, ADR	Spain	1,813,382	23,755,304
[b]Telekom Austria AG	Austria	1,468,891	14,424,201
[b]Telenor ASA	Norway	2,880,414	47,852,070
[b]Vivendi SA	France	928,427	17,190,501

			189,741,458

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/ Units	Value
Common Stocks and Other Equity Interests (continued)
Electrical Equipment 0.4%
Shanghai Electric Group Co. Ltd.	China	23,792,000	$9,660,200

Electronic Equipment, Instruments & Components 1.3%
[a]Flextronics International Ltd.	Singapore	4,961,670	30,762,354

Energy Equipment & Services 1.0%
Aker Solutions ASA	Norway	1,617,940	22,802,050

Food & Staples Retailing 2.1%
Tesco PLC	United Kingdom	10,082,690	48,974,820

Industrial Conglomerates 3.2%
Hutchison Whampoa Ltd.	Hong Kong	2,500,239	21,431,264
Koninklijke Philips Electronics NV	Netherlands	1,473,320	29,032,347
Siemens AG	Germany	285,414	23,891,087

			74,354,698

Insurance 11.6%
ACE Ltd.	United States	377,449	27,980,294
AIA Group Ltd.	Hong Kong	9,767,000	33,361,970
Aviva PLC	United Kingdom	9,269,960	39,598,896
AXA SA	France	2,547,968	33,794,941
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	249,150	35,048,288
NKSJ Holdings Inc.	Japan	1,237,900	26,061,053
PartnerRe Ltd.	Bermuda	196,480	14,867,642
Swiss Re AG	Switzerland	917,340	57,563,327

			268,276,411

Life Sciences Tools & Services 0.3%
Lonza Group AG	Switzerland	175,440	7,280,113

Media 1.0%
Reed Elsevier NV	Netherlands	2,017,693	23,012,973

Metals & Mining 1.0%
POSCO	South Korea	73,420	23,383,600

Multi-Utilities 1.6%
E.ON AG	Germany	917,590	19,742,132
GDF Suez	France	697,431	16,554,450

			36,296,582

Multiline Retail 0.5%
Marks & Spencer Group PLC	United Kingdom	2,350,320	11,967,683

Oil, Gas & Consumable Fuels 10.2%
BP PLC	United Kingdom	4,406,715	29,130,634
Gazprom, ADR	Russia	2,623,000	24,918,500
Reliance Industries Ltd.	India	998,145	13,260,350
Royal Dutch Shell PLC, A	United Kingdom	16,803	565,419
Royal Dutch Shell PLC, B	United Kingdom	1,292,973	45,078,347
Statoil ASA	Norway	2,077,160	49,336,563
Suncor Energy Inc.	Canada	413,300	11,951,822
Talisman Energy Inc.	Canada	1,506,600	17,270,293
Total SA, B	France	979,926	44,026,897

			235,538,825

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/ Units	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals 11.6%
GlaxoSmithKline PLC	United Kingdom	2,772,585	$62,867,783
Merck KGaA	Germany	287,310	28,624,129
Novartis AG	Switzerland	210,500	11,733,878
Roche Holding AG	Switzerland	468,100	80,696,691
Sanofi	France	1,127,925	85,278,958

			269,201,439

Professional Services 1.2%
Hays PLC	United Kingdom	11,353,070	13,095,990
Randstad Holding NV	Netherlands	477,910	14,017,234

			27,113,224

Real Estate Management & Development 0.0%†
Cheung Kong (Holdings) Ltd.	Hong Kong	922	11,255

Semiconductors & Semiconductor Equipment 5.8%
Infineon Technologies AG	Germany	1,103,225	7,444,760
Samsung Electronics Co. Ltd.	South Korea	72,608	76,404,696
Siliconware Precision Industries Co.	Taiwan	14,515,000	15,199,973
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	12,519,526	34,162,498

			133,211,927

Software 1.9%
Nintendo Co. Ltd.	Japan	166,400	19,242,405
Trend Micro Inc.	Japan	868,100	25,384,247

			44,626,652

Specialty Retail 1.8%
Kingfisher PLC	United Kingdom	9,366,486	42,183,122

Trading Companies & Distributors 0.9%
Itochu Corp.	Japan	2,102,500	21,868,734

Wireless Telecommunication Services 4.1%
China Mobile Ltd.	China	2,340,000	25,592,477
Mobile TeleSystems, ADR	Russia	914,865	15,735,678
Vodafone Group PLC, ADR	United Kingdom	1,875,870	52,862,017

			94,190,172

Total Common Stocks and Other Equity Interests (Cost $2,358,759,860)			2,163,086,490

Preferred Stocks 1.4%
Metals & Mining 1.0%
Vale SA, ADR, pfd., A	Brazil	1,210,222	23,611,431

Oil, Gas & Consumable Fuels 0.4%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	517,880	9,394,343

Total Preferred Stocks (Cost $13,315,243)			33,005,774

Total Investments before Short Term Investments (Cost $2,372,075,103)			2,196,092,264

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/ Units	Value
Short Term Investments 4.9%
Money Market Funds (Cost $113,158,391) 4.9%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	113,158,391	$113,158,391

[d]Investments from Cash Collateral Received for Loaned Securities (Cost $413,412) 0.0%†
Money Market Funds 0.0%†
[e]BNY Mellon Overnight Government Fund, 0.182%	United States	413,412	413,412

Total Investments (Cost $2,485,646,906) 99.8%			2,309,664,067
Other Assets, less Liabilities 0.2%			3,516,460

Net Assets 100.0%			$2,313,180,527

See Abbreviations on page TF-25.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bA portion or all of the security is on loan at June 30, 2012. See Note 1(c).

cSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

dSee Note 1(c) regarding securities on loan.

eThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statements of Assets and Liabilities

June 30, 2012 (unaudited)

Templeton Foreign Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,372,488,515
Cost - Sweep Money Fund (Note 7)	113,158,391

Total cost of investments	$2,485,646,906

Value - Unaffiliated issuers	$2,196,505,676
Value - Sweep Money Fund (Note 7)	113,158,391

Total value of investments (includes securities loaned in the amount $411,974)	2,309,664,067
Receivables:
Capital shares sold	902,268
Dividends and interest	7,826,746
Other assets	604

Total assets	2,318,393,685

Liabilities:
Payables:
Capital shares redeemed	1,662,182
Affiliates	2,259,891
Reports to shareholders	633,891
Payable upon return of securities loaned	413,412
Accrued expenses and other liabilities	243,782

Total liabilities	5,213,158

Net assets, at value	$2,313,180,527

Net assets consist of:
Paid-in capital	$2,542,478,184
Undistributed net investment income	48,939,068
Net unrealized appreciation (depreciation)	(176,117,336)
Accumulated net realized gain (loss)	(102,119,389)

Net assets, at value	$2,313,180,527

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)

June 30, 2012 (unaudited)

Templeton Foreign Securities Fund
Class 1:
Net assets, at value	$243,233,377

Shares outstanding	19,423,909

Net asset value and maximum offering price per share	$12.52

Class 2:
Net assets, at value	$1,616,384,141

Shares outstanding	131,232,143

Net asset value and maximum offering price per share	$12.32

Class 3:
Net assets, at value	$83,643,830

Shares outstanding	6,816,197

Net asset value and maximum offering price per share[a]	$12.27

Class 4:
Net assets, at value	$369,919,179

Shares outstanding	29,796,502

Net asset value and maximum offering price per share	$12.41

aRedemption price is equal to net asset value less redemption fees retained by the fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Operations

for the six months ended June 30, 2012 (unaudited)

Templeton Foreign Securities Fund
Investment income:
Dividends (net of foreign taxes of $6,139,020)	$59,651,465
Income from securities loaned	2,684,917

Total investment income	62,336,382

Expenses:
Management fees (Note 3a)	7,764,148
Administrative fees (Note 3b)	1,192,518
Distribution fees: (Note 3c)
Class 2	2,122,555
Class 3	111,429
Class 4	659,316
Unaffiliated transfer agent fees	4,126
Custodian fees (Note 4)	267,781
Reports to shareholders	346,552
Professional fees	68,885
Trustees’ fees and expenses	5,009
Other	26,941

Total expenses	12,569,260

Net investment income	49,767,122

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	28,499,923
Foreign currency transactions	(769,828)

Net realized gain (loss)	27,730,095

Net change in unrealized appreciation (depreciation) on:
Investments	(39,578,463)
Translation of other assets and liabilities denominated in foreign currencies	(121,547)

Net change in unrealized appreciation (depreciation)	(39,700,010)

Net realized and unrealized gain (loss)	(11,969,915)

Net increase (decrease) in net assets resulting from operations	$37,797,207

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Foreign Securities Fund
	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Increase (decrease) in net assets:
Operations:
Net investment income	$49,767,122	$72,239,766
Net realized gain (loss) from investments and foreign currency transactions	27,730,095	136,998,835
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(39,700,010)	(482,312,094)

Net increase (decrease) in net assets resulting from operations	37,797,207	(273,073,493)

Distributions to shareholders from:
Net investment income:
Class 1	(8,240,958)	(5,782,491)
Class 2	(51,055,721)	(33,309,204)
Class 3	(2,656,996)	(1,749,311)
Class 4	(11,448,483)	(5,966,192)

Total distributions to shareholders	(73,402,158)	(46,807,198)

Capital share transactions: (Note 2)
Class 1	(7,189,761)	(31,404,883)
Class 2	(39,809,077)	(183,781,604)
Class 3	(3,469,186)	(8,583,165)
Class 4	23,821,462	92,765,363

Total capital share transactions	(26,646,562)	(131,004,289)

Redemption fees	1,966	4,895

Net increase (decrease) in net assets	(62,249,547)	(450,880,085)
Net assets:
Beginning of period	2,375,430,074	2,826,310,159

End of period	$2,313,180,527	$2,375,430,074

Undistributed net investment income included in net assets:
End of period	$48,939,068	$72,574,104

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Templeton Foreign Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statement of Investments. The fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the fund. The securities lending agent has agreed to indemnify the fund in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income and Deferred Taxes (continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of interests in an insurance company subaccount that invests in Class 3 shares of the Fund will be subject to a 1.0% short term trading fee if the interest in the subaccount has been held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital, allocated to each class of shares based upon the relative proportion of net assets of each class.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	303,241	$4,042,623	596,966	$8,620,768
Shares issued in reinvestment of distributions	676,598	8,240,958	392,832	5,782,491
Shares redeemed	(1,450,281)	(19,473,342)	(3,184,900)	(45,808,142)

Net increase (decrease)	(470,442)	$(7,189,761)	(2,195,102)	$(31,404,883)

Class 2 Shares:
Shares sold	6,894,340	$88,290,696	14,900,290	$201,768,631
Shares issued in reinvestment of distributions	4,261,747	51,055,721	2,300,359	33,309,203
Shares redeemed	(13,674,691)	(179,155,494)	(29,726,460)	(418,859,438)

Net increase (decrease)	(2,518,604)	$(39,809,077)	(12,525,811)	$(183,781,604)

Class 3 Shares:
Shares sold	109,026	$1,447,697	712,054	$9,594,087
Shares issued in reinvestment of distributions	222,529	2,656,996	121,227	1,749,311
Shares redeemed	(579,605)	(7,573,879)	(1,406,375)	(19,926,563)

Net increase (decrease)	(248,050)	$(3,469,186)	(573,094)	$(8,583,165)

Class 4 Shares:
Shares sold	3,429,020	$45,349,437	10,343,049	$143,108,311
Shares issued on reinvestment of distributions	947,722	11,448,483	408,643	5,966,192
Shares redeemed	(2,500,031)	(32,976,458)	(4,003,106)	(56,309,140)

Net increase (decrease)	1,876,711	$23,821,462	6,748,586	$92,765,363

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $200 million
0.675%	Over $200 million, up to and including $1.3 billion
0.600%	Over $1.3 billion, up to and including $10 billion
0.580%	Over $10 billion, up to and including $15 billion
0.560%	Over $15 billion, up to and including $20 billion
0.540%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 3.

e. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates. At December 31, 2011, the Fund had capital loss carryforwards of $128,971,444 expiring in 2017.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

5. INCOME TAXES (continued)

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,486,963,837

Unrealized appreciation	$318,440,002
Unrealized depreciation	(495,739,772)

Net unrealized appreciation (depreciation)	$(177,299,770)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2012, aggregated $95,651,820 and $154,294,195, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2012, the Fund did not use the Global Credit Facility.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2012, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Other Equity Investments[a,b]	$2,196,092,264	$—	$—	$2,196,092,264
Short Term Investments	113,158,391	413,412	—	113,571,803

Total Investments in Securities	$2,309,250,655	$413,412	$—	$2,309,664,067

aIncludes common and preferred stock as well as other equity investments.

bFor detailed categories, see the accompanying Statement of Investments.

11. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Tax Information (unaudited)

Templeton Foreign Securities Fund

At December 31, 2011, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 14, 2012, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as reported by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0264	$0.4390
Class 2	$0.0264	$0.4031
Class 3	$0.0264	$0.4028
Class 4	$0.0264	$0.4001

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TEMPLETON GLOBAL BOND SECURITIES FUND

We are pleased to bring you Templeton Global Bond Securities Fund’s semiannual report for the period ended June 30, 2012.

Performance Summary as of 6/30/12

Templeton Global Bond Securities Fund – Class 3 delivered a +5.43% total return for the six-month period ended 6/30/12.

Performance reflects the Fund’s Class 3 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Bond Securities Fund – Class 3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Templeton Global Bond Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmarks, the J.P. Morgan (JPM) Global Government Bond Index, which posted a +0.40% total return in U.S. dollar terms, and the Citigroup World Government Bond Index, which produced a +0.41% total return for the same period.1

Economic and Market Overview

The global economic recovery was mixed during the first half of 2012. Emerging markets continued to lead the recovery with many economies returning to and exceeding pre-crisis activity levels. Although some developed economies, such as those of Australia and some Scandinavian countries, also enjoyed relatively strong recoveries, growth in the G-3 (U.S., eurozone and Japan) continued to be slow by the standards of previous recoveries. Fears surrounding the issues of sovereign debt in Europe, the possibility of another recession in the U.S., and a potential “hard landing” in China dominated financial market headlines early in the period. Policymakers in the largest developed economies increased their already unprecedented efforts to supply liquidity and with few exceptions, policymakers elsewhere in the world either paused their monetary tightening cycles or reversed previous tightening efforts in response to the external environment.

The continuing eurozone sovereign debt crisis contributed to periods of market risk aversion, during which yields declined, equity markets sold off and perceived safe-haven assets such as U.S. Treasuries rallied. These alternated with periods of heightened risk appetite, during which yields increased and investors again favored risk assets. Increased liquidity creation, particularly from the European Central Bank’s Long-Term Refinancing Operation and meaningful progress toward coordinated action to address persistent banking and structural economic issues alleviated investor fears of a disorderly sovereign credit event and

1. Source: © 2012 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: All investments involve risks, including possible loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund’s use of derivatives and foreign currency techniques involves special risks as such usage may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

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the potential for financial contagion. Positive economic data, including first quarter year-over-year real GDP growth of 2.0% in the U.S. and 8.1% in China challenged more dire predictions of a severe global economic slowdown.2

Investment Strategy

We allocate the Fund’s assets among issuers, geographic regions, and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates and currencies, and credit risks. In considering these factors, we may evaluate a country’s changing market, economic and political conditions, such as inflation rate, growth prospects, global trade patterns and government policies. We seek to manage the Fund’s exposure to various currencies and may utilize currency forward contracts.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets. During the period under review, each of these sources of return benefited absolute and relative performance.

Interest Rate Strategy

We maintained a defensive posture with respect to interest rate risk in developed and emerging markets. At period-end, the Fund had a shorter duration position than the benchmark indexes, a stance arising from our assessment that there is limited scope for further global interest rate reductions. However, we maintained some duration exposure in countries where we believed long-term bond yields could benefit from declining risk premiums. Select duration exposures in Europe and Latin America contributed to absolute and relative performance. Underweighted duration exposures in the U.S. and Japan detracted from relative performance.

Currency Strategy

As part of the Fund’s investment strategy, we used currency forward contracts to hedge or gain exposure to various currencies. Overall, our diversified currency exposure contributed to absolute and relative performance and certain Latin American and Asia ex-Japan exposures were among the largest contributors. The Japanese yen depreciated 3.57% against the U.S. dollar, and the Fund’s net negative position in the

2. Sources: Bureau of Economic Analysis (U.S.); the website of the National Bureau of Statistics of the People’s Republic of China (www.stats.gov.cn).

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

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currency helped absolute and relative performance.3 Our net negative position in the yen reflected our pessimistic view on the relative prospects for the Japanese economy and served as an implicit hedge against potential rising yields in the U.S., given the yen’s historically strong correlation to long-term U.S. Treasury yields. We also built positions in currencies of countries we believed to have attractive medium-term growth prospects and rising short-term interest rate differentials. In particular, we favored Asian, some Latin American, and non-euro European currencies.

Global Sovereign Debt Strategy

Sovereign credit exposures contributed to absolute and relative performance during the period. These exposures were concentrated in non-eurozone Europe and included select Latin American and Asian exposures.

Thank you for your participation in Templeton Global Bond Securities Fund. We look forward to serving your future investment needs.

3. Source: IDC/Exshare.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Currency Breakdown

Templeton Global Bond Securities Fund 6/30/12

% of Total Net Assets

Americas	62.1%
U.S. Dollar	45.4%
Mexican Peso	8.5%
Chilean Peso	4.8%
Brazilian Real	3.2%
Peruvian Nuevo Sol	0.2%

Asia Pacific	32.4%
South Korean Won	15.2%
Malaysian Ringgit	11.9%
Singapore Dollar	8.3%
Indonesian Rupiah	4.7%
Philippine Peso	3.7%
Indian Rupee	3.1%
Sri Lankan Rupee	1.2%
Japanese Yen*	-15.7%

Australia & New Zealand	9.0%
Australian Dollar	9.0%

Middle East & Africa	2.1%
New Israeli Shekel	2.1%

Europe*	-5.6%
Swedish Krona	11.1%
Polish Zloty	10.4%
Norwegian Krone	3.1%
Hungarian Forint	1.4%
British Pound Sterling	0.1%
Euro*	-31.7%

*Holding is a negative percentage because of the Fund’s holdings of currency forward contracts.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Global Bond Securities Fund – Class 3

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 3	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Fund-Level Expenses Incurred During Period* 1/1/12–6/30/12
Actual	$1,000	$1,054.30	$4.09
Hypothetical (5% return before expenses)	$1,000	$1,020.89	$4.02

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 3 shares (0.80%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31,
Class 1		2011	2010	2009	2008	2007

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.61	$19.94	$17.72	$17.42	$17.00	$15.73

Income from investment operations[a]:
Net investment income[b]	0.37	0.87	1.00	0.99	0.80	0.77
Net realized and unrealized gains (losses)	0.65	(0.92)	1.58	2.01	0.27	0.97

Total from investment operations	1.02	(0.05)	2.58	3.00	1.07	1.74

Less distributions from:
Net investment income and net foreign currency gains	(1.28)	(1.15)	(0.31)	(2.70)	(0.65)	(0.47)
Net realized gains	(0.03)	(0.13)	(0.05)	—	—	—

Total distributions	(1.31)	(1.28)	(0.36)	(2.70)	(0.65)	(0.47)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$18.32	$18.61	$19.94	$17.72	$17.42	$17.00

Total return[d]	5.63%	(0.61)%	14.71%	18.98%	6.46%	11.27%
Ratios to average net assets[e]
Expenses[f]	0.55%	0.56%	0.55%	0.54%	0.58%	0.64%
Net investment income	3.84%	4.40%	5.27%	5.73%	4.66%	4.70%

Supplemental data
Net assets, end of period (000’s)	$275,838	$269,819	$272,232	$195,662	$220,588	$137,700
Portfolio turnover rate	29.59%	34.18%	8.77%	20.84%	28.46%	47.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31,
Class 2		2011	2010	2009	2008	2007

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.15	$19.49	$17.34	$17.10	$16.72	$15.50

Income from investment operations[a]:
Net investment income[b]	0.34	0.79	0.93	0.93	0.74	0.72
Net realized and unrealized gains (losses)	0.63	(0.89)	1.54	1.98	0.27	0.96

Total from investment operations	0.97	(0.10)	2.47	2.91	1.01	1.68

Less distributions from:
Net investment income and net foreign currency gains	(1.24)	(1.11)	(0.27)	(2.67)	(0.63)	(0.46)
Net realized gains	(0.03)	(0.13)	(0.05)	—	—	—

Total distributions	(1.27)	(1.24)	(0.32)	(2.67)	(0.63)	(0.46)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$17.85	$18.15	$19.49	$17.34	$17.10	$16.72

Total return[d]	5.49%	(0.87)%	14.45%	18.68%	6.21%	11.00%
Ratios to average net assets[e]
Expenses[f]	0.80%	0.81%	0.80%	0.79%	0.83%	0.89%
Net investment income	3.59%	4.15%	5.02%	5.48%	4.41%	4.45%

Supplemental data
Net assets, end of period (000’s)	$2,078,658	$1,812,814	$1,490,794	$1,262,783	$793,773	$480,649
Portfolio turnover rate	29.59%	34.18%	8.77%	20.84%	28.46%	47.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31,
Class 3		2011	2010	2009	2008	2007

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.15	$19.48	$17.33	$17.08	$16.70	$15.49

Income from investment operations[a]:
Net investment income[b]	0.34	0.80	0.93	0.93	0.74	0.72
Net realized and unrealized gains (losses)	0.63	(0.90)	1.54	1.98	0.27	0.95

Total from investment operations	0.97	(0.10)	2.47	2.91	1.01	1.67

Less distributions from:
Net investment income and net foreign currency gains	(1.23)	(1.10)	(0.27)	(2.66)	(0.63)	(0.46)
Net realized gains	(0.03)	(0.13)	(0.05)	—	—	—

Total distributions	(1.26)	(1.23)	(0.32)	(2.66)	(0.63)	(0.46)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$17.86	$18.15	$19.48	$17.33	$17.08	$16.70

Total return[d]	5.43%	(0.83)%	14.38%	18.69%	6.21%	11.03%
Ratios to average net assets[e]
Expenses[f]	0.80%	0.81%	0.80%	0.79%	0.83%	0.89%
Net investment income	3.59%	4.15%	5.02%	5.48%	4.41%	4.45%

Supplemental data
Net assets, end of period (000’s)	$187,645	$185,811	$183,380	$143,264	$128,155	$91,162
Portfolio turnover rate	29.59%	34.18%	8.77%	20.84%	28.46%	47.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31,
Class 4		2011	2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.44	$19.78	$17.61	$17.37	$18.00

Income from investment operations[b]:
Net investment income[c]	0.33	0.79	0.93	0.93	0.66
Net realized and unrealized gains (losses)	0.65	(0.91)	1.56	2.00	(0.64)

Total from investment operations	0.98	(0.12)	2.49	2.93	0.02

Less distributions from:
Net investment income and net foreign currency gains	(1.21)	(1.09)	(0.27)	(2.69)	(0.65)
Net realized gains	(0.03)	(0.13)	(0.05)	—	—

Total distributions	(1.24)	(1.22)	(0.32)	(2.69)	(0.65)

Redemption fees[d]	—	—	—	—	—

Net asset value, end of period	$18.18	$18.44	$19.78	$17.61	$17.37

Total return[e]	5.45%	(0.96)%	14.28%	18.58%	0.26%
Ratios to average net assets[f]
Expenses[g]	0.90%	0.91%	0.90%	0.89%	0.93%
Net investment income	3.49%	4.05%	4.92%	5.38%	4.31%

Supplemental data
Net assets, end of period (000’s)	$157,129	$151,695	$150,891	$108,910	$43,069
Portfolio turnover rate	29.59%	34.18%	8.77%	20.84%	28.46%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities 71.6%
Argentina 0.5%
[a,b]Government of Argentina, senior bond, FRN, 0.785%, 8/03/12	107,485,000		$12,948,192

Australia 6.7%
Government of Australia, senior bond, 6.50%, 5/15/13	12,260,000	AUD	12,941,471
New South Wales Treasury Corp.,
5.25%, 5/01/13	3,370,000	AUD	3,512,285
5.50%, 8/01/13	41,490,000	AUD	43,545,633
senior note, 5.50%, 3/01/17	32,225,000	AUD	36,291,012
Queensland Treasury Corp., 6.00%, 8/14/13	24,450,000	AUD	25,834,302
6.00%, 9/14/17	13,160,000	AUD	15,030,826
senior note, 6.00%, 8/21/13	8,888,000	AUD	9,382,092
Western Australia Treasury Corp., 5.50%, 7/17/12	19,612,000	AUD	20,095,177
8.00%, 6/15/13	13,794,000	AUD	14,770,154

			181,402,952

Brazil 3.2%
Nota Do Tesouro Nacional, 10.00%, 1/01/14	7,100[c]	BRL	3,630,662
10.00%, 1/01/17	22,490[c]	BRL	11,496,652
[d]Index Linked, 6.00%, 5/15/15	30,226[c]	BRL	34,613,543
[d]Index Linked, 6.00%, 8/15/16	11,218[c]	BRL	12,993,867
[d]Index Linked, 6.00%, 5/15/17	202[c]	BRL	235,630
[d]Index Linked, 6.00%, 8/15/18	8,425[c]	BRL	9,885,559
[d]Index Linked, 6.00%, 5/15/45	10,825[c]	BRL	14,218,553

			87,074,466

Hungary 2.9%
Government of Hungary,
5.50%, 2/12/14	628,240,000	HUF	2,707,203
7.75%, 8/24/15	114,950,000	HUF	513,157
5.50%, 2/12/16	436,800,000	HUF	1,816,356
6.50%, 6/24/19	389,700,000	HUF	1,608,476
7.50%, 11/12/20	28,000,000	HUF	121,419
A, 8.00%, 2/12/15	280,000,000	HUF	1,259,183
A, 6.75%, 11/24/17	1,582,950,000	HUF	6,735,208
A, 7.00%, 6/24/22	249,200,000	HUF	1,043,336
B, 6.75%, 2/24/17	394,700,000	HUF	1,689,535
D, 6.75%, 2/12/13	310,800,000	HUF	1,371,898
D, 6.75%, 8/22/14	1,760,900,000	HUF	7,724,840
E, 7.50%, 10/24/13	248,600,000	HUF	1,102,933
senior note, 3.50%, 7/18/16	1,055,000	EUR	1,183,495
senior note, 4.375%, 7/04/17	7,480,000	EUR	8,392,455
senior note, 5.75%, 6/11/18	14,475,000	EUR	16,910,144
senior note, 6.25%, 1/29/20	6,420,000		6,311,663
senior note, 3.875%, 2/24/20	3,120,000	EUR	3,215,700
senior note, 6.375%, 3/29/21	14,820,000		14,597,700

			78,304,701

Iceland 0.3%
[e]Government of Iceland, 144A, 5.875%, 5/11/22	7,660,000		7,531,274

TGB-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Indonesia 4.7%
Government of Indonesia,
FR20, 14.275%, 12/15/13	14,267,000,000	IDR	$1,721,435
FR31, 11.00%, 11/15/20	167,351,000,000	IDR	23,534,086
FR34, 12.80%, 6/15/21	207,810,000,000	IDR	32,186,486
FR35, 12.90%, 6/15/22	66,582,000,000	IDR	10,504,895
FR36, 11.50%, 9/15/19	30,075,000,000	IDR	4,227,023
FR39, 11.75%, 8/15/23	5,491,000,000	IDR	825,340
FR40, 11.00%, 9/15/25	46,856,000,000	IDR	6,875,996
FR43, 10.25%, 7/15/22	68,340,000,000	IDR	9,347,285
FR44, 10.00%, 9/15/24	4,454,000,000	IDR	607,404
FR46, 9.50%, 7/15/23	226,780,000,000	IDR	29,838,510
FR48, 9.00%, 9/15/18	16,920,000,000	IDR	2,095,863
FR49, 9.00%, 9/15/13	35,030,000,000	IDR	3,918,344

			125,682,667

Ireland 6.0%
Government of Ireland,
4.60%, 4/18/16	7,582,000	EUR	9,380,354
5.90%, 10/18/19	20,597,000	EUR	25,568,368
4.50%, 4/18/20	18,676,000	EUR	21,185,846
5.00%, 10/18/20	29,743,000	EUR	34,668,963
senior bond, 4.50%, 10/18/18	8,090,000	EUR	9,430,921
senior bond, 4.40%, 6/18/19	20,943,000	EUR	23,966,899
senior bond, 5.40%, 3/13/25	32,362,000	EUR	37,650,654

			161,852,005

Israel 2.1%
Government of Israel,
5.00%, 3/31/13	64,475,000	ILS	16,829,708
3.50%, 9/30/13	154,649,000	ILS	40,170,755

			57,000,463

Lithuania 1.5%
[e]Government of Lithuania, 144A,
6.75%, 1/15/15	19,480,000		21,084,762
7.375%, 2/11/20	12,690,000		15,119,818
6.125%, 3/09/21	3,240,000		3,586,648

			39,791,228

Malaysia 2.4%
Government of Malaysia, senior bond,
2.509%, 8/27/12	29,695,000	MYR	9,359,006
3.702%, 2/25/13	48,883,000	MYR	15,489,566
3.70%, 5/15/13	7,855,000	MYR	2,492,955
3.21%, 5/31/13	7,710,000	MYR	2,437,068
3.461%, 7/31/13	26,885,000	MYR	8,523,864
8.00%, 10/30/13	250,000	MYR	83,965
5.094%, 4/30/14	13,850,000	MYR	4,531,145
3.814%, 2/15/17	18,885,000	MYR	6,117,489
4.24%, 2/07/18	44,360,000	MYR	14,672,379

			63,707,437

TGB-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Mexico 6.6%
Government of Mexico,
9.00%, 12/20/12	265,000	[f] MXN	$2,026,934
9.00%, 6/20/13	4,178,160	[f] MXN	32,618,669
8.00%, 12/19/13	10,300,200	[f] MXN	80,956,825
8.00%, 12/17/15	726,000	[f] MXN	6,002,093
7.25%, 12/15/16	250,000	[f] MXN	2,056,403
7.75%, 12/14/17	4,473,000	[f] MXN	38,038,969
[d]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	208,203	[f] MXN	1,714,899
5.00%, 6/16/16	533,378	[f] MXN	4,664,378
3.50%, 12/14/17	534,752	[f] MXN	4,553,570
4.00%, 6/13/19	367,041	[f] MXN	3,257,742
2.50%, 12/10/20	289,063	[f] MXN	2,343,217

			178,233,699

Norway 0.3%
Government of Norway, 6.50%, 5/15/13	49,400,000	NOK	8,654,252

Peru 0.2%
Government of Peru, 7.84%, 8/12/20	11,090,000	PEN	4,933,479

Philippines 0.3%
Government of the Philippines, senior bond, 5.25%, 1/07/13	61,770,000	PHP	1,491,032
senior bond, 8.75%, 3/03/13	163,600,000	PHP	4,034,318
senior bond, 7.00%, 1/27/16	53,190,000	PHP	1,367,734
senior bond, 9.125%, 9/04/16	31,840,000	PHP	868,977
senior bond, R3-7, 5.25%, 9/24/12	2,090,000	PHP	50,121
senior note, 6.25%, 1/27/14	30,480,000	PHP	757,511

			8,569,693

Poland 9.2%
Government of Poland,
5.25%, 4/25/13	29,160,000	PLN	8,793,167
5.00%, 10/24/13	136,450,000	PLN	41,160,689
5.75%, 4/25/14	187,925,000	PLN	57,545,227
5.50%, 4/25/15	7,835,000	PLN	2,408,616
6.25%, 10/24/15	53,460,000	PLN	16,843,118
5.75%, 9/23/22	48,750,000	PLN	15,281,478
senior note, 6.375%, 7/15/19	10,060,000		11,897,207
Strip, 7/25/12	11,905,000	PLN	3,563,495
Strip, 10/25/12	90,245,000	PLN	26,703,315
Strip, 1/25/13	121,425,000	PLN	35,519,355
Strip, 7/25/13	76,175,000	PLN	21,799,729
Strip, 1/25/14	25,330,000	PLN	7,089,442

			248,604,838

Russia 2.5%
[e]Government of Russia, 144A, 7.50%, 3/31/30	57,023,785		68,471,310

Singapore 1.2%
Government of Singapore, senior bond,
2.50%, 10/01/12	6,340,000	SGD	5,030,507
1.625%, 4/01/13	34,700,000	SGD	27,671,840

			32,702,347

TGB-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
South Korea 11.3%
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	230,000	EUR	$313,676
KDICB Redemption Fund Bond, senior bond,
07-1, 5.57%, 9/14/12	6,600,000,000	KRW	5,807,017
08-1, 5.28%, 2/15/13	880,000,000	KRW	779,877
Korea Monetary Stabilization Bond, senior bond, 3.76%, 6/02/13	3,684,270,000	KRW	3,241,698
senior bond, 3.90%, 8/02/13	54,619,320,000	KRW	48,175,371
senior bond, 3.59%, 10/02/13	5,898,020,000	KRW	5,186,628
senior bond, 3.48%, 12/02/13	10,110,910,000	KRW	8,882,060
senior bond, 3.47%, 2/02/14	13,902,550,000	KRW	12,214,637
senior bond, 3.59%, 4/02/14	20,432,530,000	KRW	18,153,339
senior note, 3.28%, 6/02/14	24,224,170,000	KRW	21,228,316
Korea Treasury Bond,
5.25%, 9/10/12	28,539,000,000	KRW	25,096,338
5.25%, 3/10/13	6,483,790,000	KRW	5,755,096
5.00%, 9/10/16	2,806,000,000	KRW	2,606,823
senior bond, 4.25%, 12/10/12	23,404,000,000	KRW	20,588,522
senior bond, 3.75%, 6/10/13	57,125,360,000	KRW	50,271,111
senior bond, 3.00%, 12/10/13	87,529,850,000	KRW	76,368,735

			304,669,244

Sri Lanka 1.2%
Government of Sri Lanka,
A, 6.90%, 8/01/12	14,600,000	LKR	109,170
A, 8.50%, 1/15/13	694,400,000	LKR	5,115,403
A, 13.50%, 2/01/13	674,300,000	LKR	5,089,811
A, 7.50%, 8/01/13	350,190,000	LKR	2,488,974
A, 7.00%, 3/01/14	43,380,000	LKR	296,241
A, 11.25%, 7/15/14	773,000,000	LKR	5,594,099
A, 11.75%, 3/15/15	8,520,000	LKR	61,296
A, 6.50%, 7/15/15	218,480,000	LKR	1,355,852
A, 11.00%, 8/01/15	1,349,700,000	LKR	9,469,423
A, 6.40%, 8/01/16	109,200,000	LKR	631,633
B, 8.50%, 7/15/13	7,990,000	LKR	57,650
B, 6.60%, 6/01/14	56,800,000	LKR	379,636
B, 6.40%, 10/01/16	119,100,000	LKR	684,972

			31,334,160

[g]Supranational 0.8%
European Investment Bank, senior note, 4.50%, 5/15/13	33,700,000	NOK	5,772,148
Inter-American Development Bank, senior note, 7.50%, 12/05/24	200,000,000	MXN	16,883,036

			22,655,184

Sweden 4.5%
Government of Sweden,
5.50%, 10/08/12	490,215,000	SEK	71,667,959
1.50%, 8/30/13	313,400,000	SEK	45,611,999
Kommuninvest I Sverige AB, senior note, 1.75%, 10/08/12	24,400,000	SEK	3,531,493

			120,811,451

Ukraine 2.2%
[e]Financing of Infrastructure Projects State Enterprise, 144A, 8.375%, 11/03/17	1,100,000		924,000
7.40%, 4/20/18	840,000		672,525

TGB-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ukraine (continued)
[e]Government of Ukraine, 144A, 7.65%, 6/11/13	760,000		$747,916
144A, 6.25%, 6/17/16	8,760,000		7,894,950
144A, 7.75%, 9/23/20	17,227,000		15,644,269
senior bond, 144A, 6.58%, 11/21/16	12,541,000		11,321,701
senior note, 144A, 4.95%, 10/13/15	290,000	EUR	313,839
senior note, 144A, 7.95%, 2/23/21	23,898,000		21,866,312

			59,385,512

Venezuela 0.5%
Government of Venezuela, 10.75%, 9/19/13	13,570,000		13,996,776

Vietnam 0.5%
[e]Government of Vietnam, 144A, 6.75%, 1/29/20	13,110,000		14,027,700

Total Foreign Government and Agency Securities (Cost $1,904,900,446)			1,932,345,030

Municipal Bonds 0.1%
United States 0.1%
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%, 8/15/47	1,450,000		1,615,460
California State GO, Build America Bonds, Various Purpose, 7.625%, 3/01/40	1,320,000		1,707,869

Total Municipal Bonds (Cost $2,811,147)			3,323,329

Total Investments before Short Term Investments (Cost $1,907,711,593)			1,935,668,359

Short Term Investments 23.2%
Foreign Government and Agency Securities 11.1%
Australia 0.3%
[h]Australia Treasury Bill, 8/10/12	8,680,000	AUD	8,849,919

Hungary 0.1%
[h]Hungary Treasury Bill, 8/22/12	502,600,000	HUF	2,202,773

Malaysia 5.7%
[h]Bank of Negara Monetary Note,
2/26/13	143,400,000	MYR	44,362,998
7/26/12 - 6/20/13	344,027,000	MYR	106,911,062
[h]Malaysia Treasury Bills, 7/27/12 - 5/31/13	5,320,000	MYR	1,661,985

			152,936,045

Norway 1.5%
[h]Norway Treasury Bill, 3/20/13	242,890,000	NOK	40,384,563

Philippines 0.2%
[h]Philippine Treasury Bills, 7/11/12 - 5/29/13	196,870,000	PHP	4,661,389

Singapore 1.7%
Government of Singapore, senior bond, 3.50%, 7/01/12	2,120,000	SGD	1,673,243
[h]Singapore Treasury Bills, 7/05/12 - 5/02/13	54,870,000	SGD	43,289,394

			44,962,637

South Korea 1.6%
Korea Monetary Stabilization Bond, 3.83%, 4/02/13	3,166,620,000	KRW	2,785,579

TGB-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Short Term Investments (continued)
Foreign Government and Agency Securities (continued)
South Korea (continued)
senior bond, 3.38%, 5/09/13	21,273,320,000	KRW	$18,652,974
senior note, 3.28%, 6/09/13	20,958,260,000	KRW	18,361,257
senior note, Strip, 12/18/12	5,266,120,000	KRW	4,545,015

			44,344,825

Sri Lanka 0.0%†
[h]Sri Lanka Treasury Bills, 7/06/12 - 9/28/12	78,400,000	LKR	585,823

Total Foreign Government and Agency Securities (Cost $305,719,146)			298,927,974

Total Investments before Repurchase Agreements (Cost $2,213,430,739)			2,234,596,333

Repurchase Agreements (Cost $327,773,318) 12.1%
United States 12.1%
[i]Joint Repurchase Agreement, 0.129%, 7/02/12 (Maturity Value $327,776,840) BNP Paribas Securities Corp. (Maturity Value $64,031,206) Credit Suisse Securities (USA) LLC (Maturity Value $74,703,619) Deutsche Bank Securities Inc. (Maturity Value $50,307,189) HSBC Securities (USA) Inc. (Maturity Value $42,686,378) Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $42,686,378) Morgan Stanley & Co. LLC (Maturity Value $21,344,828) UBS Securities LLC (Maturity Value $32,017,242)	327,773,318		327,773,318
Collateralized by U.S. Government Agency Securities, 0.00% - 5.25%, 8/01/12 - 6/28/17; [h]U.S. Treasury Bills, 7/26/12; and U.S. Treasury Notes, 1.125% - 3.00%, 12/15/12 - 2/15/22 (valued at $334,452,021)

Total Investments (Cost $2,541,204,057) 94.9%			2,562,369,651
Other Assets, less Liabilities 5.1%			136,901,203

Net Assets 100.0%			$2,699,270,854

See Abbreviations on page TGB-38.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aThe coupon rate shown represents the rate at period end.

bThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

cPrincipal amount is stated in 1,000 Brazilian Real Units.

dRedemption price at maturity is adjusted for inflation. See Note 1(g).

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2012, the aggregate value of these securities was $189,207,024, representing 7.01% of net assets.

fPrincipal amount is stated in 100 Mexican Peso Units.

gA supranational organization is an entity formed by two or more central governments through international treaties.

hThe security is traded on a discount basis with no stated coupon rate.

iSee Note 1(c) regarding joint repurchase agreement.

TGB-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund

At June 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	FBCO	Buy	3,431,879	5,452,913		7/02/12	$—	$(76,055)
British Pound	FBCO	Sell	3,431,879	5,304,072		7/02/12	—	(72,785)
Indian Rupee	DBAB	Buy	79,423,000	1,704,455		7/11/12	—	(277,421)
Indian Rupee	JPHQ	Buy	127,745,000	2,753,345		7/12/12	—	(458,586)
Indian Rupee	DBAB	Buy	40,128,000	861,351		7/12/12	—	(140,508)
Malaysian Ringgit	DBAB	Buy	18,006,622	5,897,043		7/12/12	—	(222,813)
Malaysian Ringgit	DBAB	Buy	13,610,000	4,466,835		7/13/12	—	(178,366)
Euro	DBAB	Sell	2,243,000	3,142,533		7/16/12	303,394	—
Euro	UBSW	Sell	8,965,000	12,558,620		7/16/12	1,210,927	—
Euro	MSCO	Sell	7,888,000	11,004,746		7/16/12	1,020,294	—
Euro	UBSW	Sell	8,965,000	12,571,171		7/18/12	1,223,290	—
Euro	DBAB	Sell	3,518,000	4,934,663		7/18/12	481,585	—
Euro	MSCO	Sell	1,791,000	2,507,400		7/18/12	240,355	—
Malaysian Ringgit	DBAB	Buy	2,637,000	865,896		7/18/12	—	(35,278)
Malaysian Ringgit	DBAB	Buy	11,455,000	2,669,790	EUR	7/18/12	228,751	—
Euro	BZWS	Sell	2,638,000	3,696,102		7/19/12	356,899	—
Indian Rupee	JPHQ	Buy	39,422,000	848,332		7/19/12	—	(141,253)
Euro	MSCO	Sell	12,182,000	16,976,226		7/20/12	1,556,018	—
Euro	DBAB	Sell	1,935,000	2,699,035		7/20/12	249,675	—
Malaysian Ringgit	DBAB	Buy	4,160,000	1,361,880		7/20/12	—	(51,723)
Malaysian Ringgit	DBAB	Buy	12,933,000	3,036,058	EUR	7/20/12	230,042	—
Euro	DBAB	Sell	1,759,000	2,467,437		7/23/12	240,806	—
Malaysian Ringgit	DBAB	Buy	5,058,000	1,667,216		7/25/12	—	(74,801)
Malaysian Ringgit	DBAB	Buy	16,628,000	3,885,501	EUR	7/25/12	316,467	—
Malaysian Ringgit	JPHQ	Buy	5,318,000	1,763,964		7/27/12	—	(89,928)
Malaysian Ringgit	JPHQ	Buy	16,628,000	3,875,268	EUR	7/27/12	328,604	—
Malaysian Ringgit	HSBC	Buy	3,005,000	1,009,745		7/31/12	—	(64,063)
Euro	BZWS	Sell	185,174	262,429		8/01/12	28,007	—
Euro	BZWS	Sell	97,724	139,325		8/02/12	15,610	—
Euro	DBAB	Sell	5,724,900	8,099,168		8/06/12	851,299	—
Euro	BZWS	Sell	2,762,518	3,924,433		8/06/12	427,015	—
Malaysian Ringgit	JPHQ	Buy	1,100,000	365,509		8/06/12	—	(19,468)
Euro	CITI	Sell	1,210,637	1,699,674		8/08/12	166,942	—
Euro	DBAB	Sell	6,343,900	8,927,453		8/08/12	895,736	—
Malaysian Ringgit	HSBC	Buy	6,100,000	2,030,220		8/08/12	—	(111,509)
Australian Dollar	MSCO	Buy	10,560,886	11,193,483		8/09/12	—	(426,185)
Australian Dollar	DBAB	Buy	3,351,000	272,402,790	JPY	8/09/12	9,006	—
Australian Dollar	CITI	Buy	3,351,000	272,146,438	JPY	8/09/12	12,212	—
Australian Dollar	BZWS	Buy	3,351,000	272,000,670	JPY	8/09/12	14,036	—
Euro	CITI	Sell	351,512	494,595		8/09/12	49,557	—
Euro	DBAB	Sell	4,845,000	6,861,651		8/09/12	727,554	—
South Korean Won	HSBC	Buy	21,363,430,000	19,660,804		8/09/12	—	(997,299)
Euro	DBAB	Sell	2,166,000	3,061,186		8/10/12	318,853	—
Euro	DBAB	Sell	4,115,000	5,828,152		8/13/12	618,052	—
Polish Zloty	DBAB	Buy	59,155,000	13,945,073	EUR	8/16/12	—	(7,403)
Singapore Dollar	BZWS	Buy	4,886,000	3,880,858		8/17/12	—	(24,448)
Singapore Dollar	HSBC	Buy	7,334,000	5,803,363		8/17/12	—	(14,802)
Euro	BZWS	Sell	19,627,000	28,201,112		8/20/12	3,348,965	—
Euro	FBCO	Sell	7,851,000	11,275,606		8/20/12	1,334,494	—

TGB-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	7,851,000	11,258,098		8/20/12	$1,316,987	$—
Euro	MSCO	Sell	3,925,000	5,631,786		8/20/12	661,863	—
Japanese Yen	UBSW	Sell	758,781,000	9,947,313		8/20/12	454,261	—
Japanese Yen	JPHQ	Sell	377,047,000	4,932,265		8/20/12	215,058	—
Japanese Yen	DBAB	Sell	461,885,000	6,045,536		8/20/12	266,928	—
Japanese Yen	HSBC	Sell	1,621,372,000	21,274,729		8/20/12	989,867	—
Japanese Yen	BZWS	Sell	376,247,000	4,942,165		8/22/12	234,836	—
Japanese Yen	MSCO	Sell	300,000,000	3,940,421		8/22/12	187,039	—
Japanese Yen	DBAB	Sell	376,727,000	4,947,885		8/22/12	234,551	—
Euro	BZWS	Sell	1,002,141	1,441,079		8/23/12	172,103	—
Japanese Yen	FBCO	Sell	746,218,000	9,807,044		8/23/12	470,778	—
Japanese Yen	CITI	Sell	751,731,000	9,896,406		8/23/12	491,164	—
Japanese Yen	DBAB	Sell	371,821,000	4,902,929		8/23/12	250,911	—
Singapore Dollar	DBAB	Buy	4,765,000	3,798,780		8/23/12	—	(37,846)
Euro	BZWS	Sell	1,678,784	2,408,384		8/24/12	282,575	—
Indian Rupee	HSBC	Buy	143,891,000	3,048,648		8/24/12	—	(487,471)
Indian Rupee	DBAB	Buy	124,700,000	2,639,248		8/24/12	—	(419,660)
Japanese Yen	JPHQ	Sell	750,133,000	9,833,296		8/24/12	447,917	—
Malaysian Ringgit	HSBC	Buy	1,223,000	389,851		8/24/12	—	(5,555)
Singapore Dollar	DBAB	Buy	4,782,000	3,802,481		8/24/12	—	(28,125)
Euro	BZWS	Sell	8,738,369	12,570,326		8/27/12	1,504,748	—
Euro	HSBC	Sell	18,537,726	26,609,988		8/27/12	3,135,279	—
Japanese Yen	BZWS	Sell	1,085,075,000	14,227,693		8/27/12	651,080	—
Japanese Yen	DBAB	Sell	685,950,000	9,026,608		8/27/12	443,904	—
Japanese Yen	UBSW	Sell	937,086,000	12,324,808		8/27/12	599,855	—
Japanese Yen	JPHQ	Sell	751,903,000	9,886,956		8/27/12	479,038	—
Japanese Yen	HSBC	Sell	1,247,125,000	16,361,102		8/27/12	756,896	—
Malaysian Ringgit	JPHQ	Buy	8,340,000	2,788,645		8/27/12	—	(168,515)
Malaysian Ringgit	HSBC	Buy	2,087,700	661,921		8/27/12	—	(6,041)
Singapore Dollar	DBAB	Buy	5,952,000	4,745,087		8/27/12	—	(47,252)
Swedish Krona	UBSW	Buy	30,000,000	3,253,973	EUR	8/27/12	206,383	—
United States Dollar	CITI	Buy	7,760,297	5,387,112	EUR	8/27/12	938,484	—
United States Dollar	UBSW	Buy	16,993,151	11,812,119	EUR	8/27/12	2,035,218	—
United States Dollar	JPHQ	Buy	11,099,031	7,711,034	EUR	8/27/12	1,334,388	—
Euro	JPHQ	Sell	6,190,317	8,900,685		8/29/12	1,061,587	—
Euro	DBAB	Sell	1,011,997	1,448,775		8/29/12	167,234	—
Japanese Yen	BZWS	Sell	890,300,000	11,683,727		8/30/12	543,716	—
Euro	DBAB	Sell	46,315	66,985		8/31/12	8,333	—
Japanese Yen	JPHQ	Sell	372,662,000	4,883,848		8/31/12	220,797	—
Singapore Dollar	DBAB	Buy	2,980,000	2,371,101		8/31/12	—	(18,995)
Indian Rupee	DBAB	Buy	217,594,000	3,808,019		9/04/12	57,069	—
Indian Rupee	HSBC	Buy	251,448,000	4,365,985		9/04/12	100,446	—
Euro	DBAB	Sell	541,000	767,582		9/06/12	82,429	—
Indian Rupee	DBAB	Buy	88,183,000	1,858,088		9/06/12	—	(292,252)
Indian Rupee	DBAB	Buy	160,277,000	2,831,174		9/07/12	14,317	—
Euro	BZWS	Sell	1,033,224	1,450,750		9/10/12	142,161	—
Euro	DBAB	Sell	1,191,000	1,665,983		9/10/12	157,569	—
Indian Rupee	HSBC	Buy	42,784,000	756,358		9/10/12	2,815	—
Euro	DBAB	Sell	8,105,300	10,238,615		9/11/12	—	(26,943)
Indian Rupee	DBAB	Buy	43,392,000	772,168		9/11/12	—	(2,340)

TGB-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Sell	1,012,110	1,414,930	9/12/12	$133,054	$—
Euro	DBAB	Sell	541,000	740,256	9/13/12	55,052	—
Indian Rupee	HSBC	Buy	108,000,000	1,919,539	9/13/12	—	(4,150)
Euro	BZWS	Sell	2,890,070	3,953,110	9/14/12	292,649	—
Euro	UBSW	Sell	2,694,506	3,693,359	9/17/12	280,484	—
Singapore Dollar	BZWS	Buy	21,427,761	17,004,000	9/17/12	—	(89,973)
Indian Rupee	DBAB	Buy	108,614,000	1,910,738	9/18/12	13,869	—
Japanese Yen	BZWS	Sell	285,057,504	3,677,924	9/18/12	110,202	—
Australian Dollar	CITI	Buy	16,742,000	17,246,269	9/19/12	—	(240,023)
Euro	BZWS	Sell	678,250	940,190	9/19/12	81,097	—
Singapore Dollar	JPHQ	Buy	11,426,000	9,021,713	9/19/12	—	(2,515)
Indian Rupee	DBAB	Buy	98,937,000	1,747,417	9/20/12	5,109	—
Australian Dollar	DBAB	Buy	8,729,942	9,032,871	9/21/12		(166,611)
Euro	DBAB	Sell	8,070,000	11,027,953	9/24/12	805,685	—
Euro	BZWS	Sell	1,647,381	2,241,295	9/24/12	154,557	—
Indian Rupee	JPHQ	Buy	79,054,000	1,388,898	9/24/12	10,458	—
Philippine Peso	DBAB	Buy	165,158,000	3,711,833	9/24/12	201,215	—
Indian Rupee	DBAB	Buy	119,627,000	2,080,549	9/25/12	36,634	—
Euro	DBAB	Sell	3,753,000	5,077,396	9/26/12	323,370	—
Malaysian Ringgit	HSBC	Buy	11,490,000	3,605,271	9/26/12	—	(515)
Malaysian Ringgit	DBAB	Buy	3,068,000	961,349	9/26/12	1,175	—
South Korean Won	HSBC	Buy	21,510,000,000	18,213,995	9/26/12	522,068	—
Indian Rupee	DBAB	Buy	25,000,000	485,692	9/27/12	—	(43,390)
Indian Rupee	HSBC	Buy	80,337,000	1,394,159	9/27/12	27,169	—
Euro	DBAB	Sell	14,880,000	20,050,113	9/28/12	1,200,761	—
Euro	HSBC	Sell	5,430,000	7,294,553	9/28/12	416,060	—
Euro	FBCO	Sell	12,170,000	16,453,565	9/28/12	1,037,126	—
Euro	MSCO	Sell	4,020,000	5,461,472	9/28/12	369,106	—
Hungary Forint	DBAB	Buy	1,517,800,000	6,921,755	9/28/12	—	(291,041)
Japanese Yen	JPHQ	Sell	172,207,000	2,268,867	9/28/12	113,264	—
Philippine Peso	HSBC	Buy	49,600,000	1,134,648	9/28/12	40,209	—
Philippine Peso	HSBC	Buy	39,700,000	904,431	10/03/12	35,607	—
Swedish Krona	DBAB	Buy	445,104,500	65,202,332	10/03/12	—	(1,078,698)
Philippine Peso	DBAB	Buy	195,560,000	4,490,471	10/04/12	139,788	—
Philippine Peso	HSBC	Buy	156,866,000	3,558,585	10/04/12	155,518	—
Euro	UBSW	Sell	6,370,000	8,488,184	10/05/12	418,177	—
Philippine Peso	DBAB	Buy	233,811,000	5,368,794	10/05/12	166,751	—
Philippine Peso	HSBC	Buy	233,867,000	5,271,906	10/05/12	264,966	—
Euro	DBAB	Sell	12,680,000	16,748,632	10/09/12	683,763	—
Philippine Peso	DBAB	Buy	191,936,000	4,409,787	10/09/12	133,112	—
Philippine Peso	JPHQ	Buy	61,767,000	1,416,025	10/09/12	45,928	—
Mexican Peso	DBAB	Buy	259,112,000	19,607,861	10/11/12	—	(386,219)
Philippine Peso	DBAB	Buy	153,588,000	3,528,325	10/11/12	106,425	—
Philippine Peso	JPHQ	Buy	76,627,000	1,756,694	10/11/12	56,729	—
Philippine Peso	HSBC	Buy	230,704,000	5,304,638	10/11/12	155,108	—
Malaysian Ringgit	DBAB	Buy	11,434,805	3,598,680	10/12/12	—	(13,155)
Philippine Peso	DBAB	Buy	45,732,000	1,047,698	10/12/12	34,503	—
Philippine Peso	JPHQ	Buy	108,152,000	2,500,624	10/12/12	58,682	—
Malaysian Ringgit	DBAB	Buy	4,934,783	1,552,893	10/15/12	—	(5,682)
Philippine Peso	JPHQ	Buy	194,374,000	4,458,552	10/15/12	140,166	—

TGB-19

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	HSBC	Buy	76,252,000	1,747,496		10/15/12	$56,559	$—
Euro	HSBC	Sell	12,569,000	17,260,839		10/17/12	1,334,882	—
Norwegian Krone	BZWS	Buy	61,773,000	7,840,706	EUR	10/18/12	398,402	—
Philippine Peso	DBAB	Buy	41,880,000	959,011		10/19/12	31,562	—
Philippine Peso	HSBC	Buy	154,149,000	3,574,801		10/19/12	71,232	—
Philippine Peso	DBAB	Buy	167,411,000	3,834,425		10/22/12	124,478	—
Philippine Peso	JPHQ	Buy	84,061,000	1,935,551		10/22/12	52,307	—
Chilean Peso	CITI	Buy	921,291,798	1,731,752		10/24/12	79,426	—
Euro	BZWS	Sell	649,907	893,037		10/24/12	69,474	—
Euro	BZWS	Sell	4,954,399	6,873,733		10/25/12	595,425	—
Euro	CITI	Sell	1,935,410	2,694,420		10/26/12	241,798	—
Chilean Peso	BZWS	Buy	199,342,000	382,028		10/29/12	9,630	—
Chilean Peso	DBAB	Buy	398,486,000	763,749		10/29/12	19,177	—
Indian Rupee	HSBC	Buy	213,392,000	4,137,549		10/29/12	—	(380,577)
Indian Rupee	DBAB	Buy	208,500,000	4,036,434		10/29/12	—	(365,592)
Norwegian Krone	BZWS	Buy	61,766,000	7,904,530	EUR	10/29/12	310,691	—
Philippine Peso	JPHQ	Buy	82,631,000	1,919,821		10/29/12	33,287	—
Philippine Peso	MSCO	Buy	17,610,000	407,639		10/29/12	8,600	—
Euro	DBAB	Sell	3,319,244	4,679,503		10/31/12	472,954	—
Indian Rupee	DBAB	Buy	440,314,000	8,559,792		10/31/12	—	(809,999)
Indian Rupee	HSBC	Buy	317,880,000	6,178,426		10/31/12	—	(583,545)
Euro	DBAB	Sell	224,556	312,344		11/02/12	27,752	—
Euro	BZWS	Sell	1,581,109	2,179,717		11/05/12	175,808	—
Euro	BZWS	Sell	8,969,211	12,334,011		11/08/12	965,909	—
Japanese Yen	CITI	Sell	341,992,119	4,415,023		11/08/12	131,018	—
Norwegian Krone	UBSW	Buy	47,173,200	5,985,687	EUR	11/08/12	298,405	—
Japanese Yen	BZWS	Sell	335,950,000	4,355,069		11/13/12	146,378	—
Japanese Yen	BZWS	Sell	429,663,000	5,572,802		11/14/12	190,004	—
Japanese Yen	UBSW	Sell	340,600,700	4,423,099		11/14/12	156,069	—
Philippine Peso	DBAB	Buy	48,500,000	1,121,647		11/14/12	23,473	—
Euro	BZWS	Sell	10,778,730	14,705,960		11/15/12	1,043,078	—
Japanese Yen	DBAB	Sell	796,770,000	10,433,980		11/16/12	451,728	—
Euro	UBSW	Sell	4,794,427	6,515,147		11/19/12	437,508	—
Euro	BZWS	Sell	3,019,521	4,139,310		11/19/12	311,625	—
Euro	DBAB	Sell	933,877	1,266,617		11/19/12	82,791	—
Japanese Yen	JPHQ	Sell	397,873,000	5,207,421		11/19/12	222,444	—
Japanese Yen	HSBC	Sell	207,909,000	2,723,818		11/19/12	118,912	—
Japanese Yen	UBSW	Sell	317,836,000	4,168,341		11/19/12	186,153	—
Japanese Yen	BZWS	Sell	986,239,000	12,942,769		11/19/12	586,117	—
Euro	BZWS	Sell	10,515,154	14,269,064		11/21/12	939,206	—
Japanese Yen	BZWS	Sell	1,107,834,000	14,557,608		11/21/12	676,992	—
Euro	BZWS	Sell	4,730,771	6,421,075		11/23/12	423,806	—
Malaysian Ringgit	HSBC	Buy	1,229,300	389,870		11/26/12	—	(4,972)
Euro	DBAB	Sell	837,570	1,055,547		11/29/12	—	(6,338)
Euro	DBAB	Sell	5,440,000	7,321,696		12/03/12	424,396	—
Euro	UBSW	Sell	1,057,200	1,320,020		12/07/12	—	(20,462)
Euro	HSBC	Sell	2,155,292	2,897,574		12/07/12	164,762	—
Euro	UBSW	Sell	1,343,551	1,798,948		12/10/12	95,317	—
Euro	BZWS	Sell	5,095,000	6,861,437		12/12/12	400,772	—
Swedish Krona	MSCO	Buy	21,992,000	2,466,024	EUR	12/14/12	34,334	—

TGB-20

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Malaysian Ringgit	JPHQ	Buy	13,361,013	4,138,330		12/17/12	$42,192	$—
Japanese Yen	JPHQ	Sell	285,510,329	3,694,970		12/27/12	115,378	—
Euro	DBAB	Sell	2,285,618	2,971,738		1/07/13	72,437	—
Japanese Yen	DBAB	Sell	770,370,000	10,132,981		1/07/13	472,571	—
Swedish Krona	DBAB	Buy	136,332,733	15,072,885	EUR	1/09/13	463,498	—
Euro	CITI	Sell	5,040,000	6,455,232		1/10/13	61,732	—
Japanese Yen	CITI	Sell	138,680,000	1,817,801		1/10/13	78,666	—
Euro	UBSW	Sell	13,846,000	17,710,419		1/11/13	145,801	—
Euro	BZWS	Sell	1,726,000	2,208,503		1/11/13	18,952	—
Japanese Yen	UBSW	Sell	138,650,000	1,816,574		1/11/13	77,785	—
Japanese Yen	BZWS	Sell	277,330,000	3,636,161		1/11/13	158,207	—
Chilean Peso	MSCO	Buy	2,254,600,000	4,282,241		1/14/13	109,808	—
Euro	DBAB	Sell	9,460,000	12,147,586		1/14/13	146,401	—
Euro	JPHQ	Sell	937,000	1,195,097		1/14/13	6,396	—
Japanese Yen	HSBC	Sell	536,380,000	7,016,275		1/15/13	289,137	—
Japanese Yen	DBAB	Sell	139,110,000	1,822,720		1/15/13	78,039	—
Japanese Yen	BZWS	Sell	394,150,000	5,155,995		1/15/13	212,669	—
Japanese Yen	UBSW	Sell	313,510,000	4,098,599		1/15/13	166,638	—
Euro	DBAB	Sell	4,856,000	6,190,429		1/17/13	29,726	—
Philippine Peso	DBAB	Buy	41,372,000	944,609		1/22/13	28,186	—
Philippine Peso	JPHQ	Buy	165,119,000	3,774,321		1/22/13	108,183	—
Chilean Peso	DBAB	Buy	2,227,910,000	4,372,309		1/24/13	—	(36,195)
Chilean Peso	DBAB	Buy	3,160,140,000	6,228,629		1/25/13	—	(78,702)
Chilean Peso	DBAB	Buy	1,967,720,000	3,888,467		1/28/13	—	(60,144)
Euro	CITI	Sell	4,998,400	6,496,071		1/28/13	153,711	—
Japanese Yen	BZWS	Sell	1,079,470,000	13,980,961		1/28/13	439,415	—
Japanese Yen	DBAB	Sell	897,860,782	11,614,224		1/28/13	350,897	—
Japanese Yen	UBSW	Sell	944,420,000	12,212,064		1/28/13	364,670	—
Japanese Yen	HSBC	Sell	1,162,462,488	15,025,301		1/28/13	442,645	—
Philippine Peso	HSBC	Buy	154,149,000	3,555,589		1/28/13	67,951	—
Chilean Peso	DBAB	Buy	635,690,000	1,256,255		1/29/13	—	(19,592)
Chilean Peso	JPHQ	Buy	675,370,000	1,331,434		1/30/13	—	(17,698)
Chilean Peso	DBAB	Buy	1,271,380,000	2,489,241		1/30/13	—	(16,140)
Chilean Peso	DBAB	Buy	1,186,400,000	2,319,453		1/31/13	—	(11,865)
Euro	DBAB	Sell	31,205,000	41,000,250		1/31/13	1,403,215	—
Philippine Peso	DBAB	Buy	128,745,000	2,983,662		1/31/13	42,286	—
Euro	UBSW	Sell	5,540,000	7,266,264		2/01/13	236,278	—
Chilean Peso	MSCO	Buy	1,963,430,000	3,895,496		2/04/13	—	(77,945)
Philippine Peso	DBAB	Buy	155,800,000	3,620,393		2/04/13	40,751	—
Philippine Peso	HSBC	Buy	99,500,000	2,313,200		2/04/13	24,950	—
Indian Rupee	JPHQ	Buy	21,500,000	414,827		2/06/13	—	(41,849)
Philippine Peso	HSBC	Buy	84,800,000	1,970,535		2/06/13	21,993	—
Philippine Peso	JPHQ	Buy	60,500,000	1,408,287		2/07/13	13,202	—
Singapore Dollar	DBAB	Buy	6,207,000	4,999,597		2/07/13	—	(93,125)
Singapore Dollar	HSBC	Buy	6,206,000	4,996,779		2/07/13	—	(91,097)
Euro	UBSW	Sell	4,929,000	6,444,175		2/08/13	188,892	—
Euro	CITI	Sell	6,572,000	8,595,650		2/08/13	255,273	—
Euro	HSBC	Sell	1,800,000	2,355,858		2/08/13	71,519	—
Singapore Dollar	DBAB	Buy	12,363,000	9,948,339		2/08/13	—	(175,607)
Chilean Peso	DBAB	Buy	1,145,000,000	2,306,143		2/11/13	—	(81,301)

TGB-21

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	MSCO	Buy	964,250,000	1,951,923		2/11/13	$—	$(78,295)
Euro	DBAB	Sell	28,210,000	37,280,037		2/11/13	1,477,827	—
Euro	JPHQ	Sell	300,000	397,358		2/11/13	16,618	—
Euro	BZWS	Sell	1,412,000	1,873,724		2/11/13	81,710	—
Polish Zloty	DBAB	Buy	17,528,000	4,057,877	EUR	2/11/13	—	(17,317)
Polish Zloty	BZWS	Buy	17,528,000	4,052,717	EUR	2/11/13	—	(10,768)
Japanese Yen	HSBC	Sell	413,563,000	5,406,052		2/12/13	216,681	—
Japanese Yen	MSCO	Sell	394,373,000	5,153,417		2/12/13	204,841	—
Chilean Peso	MSCO	Buy	2,590,220,000	5,248,673		2/13/13	—	(216,546)
Chilean Peso	BZWS	Buy	1,142,900,000	2,305,628		2/13/13	—	(85,270)
Euro	UBSW	Sell	657,000	874,290		2/13/13	40,446	—
Singapore Dollar	BZWS	Buy	1,717,028	1,383,919		2/13/13	—	(26,569)
Euro	DBAB	Sell	1,738,000	2,296,246		2/14/13	90,400	—
Malaysian Ringgit	DBAB	Buy	97,443,480	31,832,831		2/14/13	—	(1,388,668)
Polish Zloty	DBAB	Buy	17,528,000	4,026,463	EUR	2/14/13	20,983	—
Singapore Dollar	HSBC	Buy	10,521,600	8,478,324		2/14/13	—	(160,671)
Chilean Peso	DBAB	Buy	2,188,820,000	4,399,461		2/15/13	—	(147,922)
Japanese Yen	DBAB	Sell	123,057,280	1,593,470		2/15/13	49,270	—
Japanese Yen	JPHQ	Sell	144,920,000	1,877,932		2/15/13	59,385	—
Euro	UBSW	Sell	1,971,000	2,603,395		2/19/13	101,650	—
Euro	JPHQ	Sell	1,971,000	2,601,326		2/19/13	99,581	—
Malaysian Ringgit	HSBC	Buy	4,899,000	1,590,275		2/19/13	—	(59,866)
Singapore Dollar	DBAB	Buy	7,334,000	5,843,825		2/19/13	—	(45,770)
Chilean Peso	JPHQ	Buy	1,055,800,000	2,137,247		2/21/13	—	(87,588)
Euro	UBSW	Sell	2,038,000	2,694,603		2/21/13	107,742	—
Chilean Peso	JPHQ	Buy	1,792,000,000	3,587,588		2/22/13	—	(109,034)
Japanese Yen	HSBC	Sell	385,460,000	4,891,624		2/22/13	54,031	—
Chilean Peso	CITI	Buy	2,285,090,000	4,587,613		2/25/13	—	(153,099)
Chilean Peso	MSCO	Buy	2,254,540,000	4,501,428		2/25/13	—	(126,200)
Chilean Peso	DBAB	Buy	1,455,470,000	2,902,233		2/25/13	—	(77,705)
Japanese Yen	JPHQ	Sell	385,700,000	4,865,342		2/25/13	24,480	—
Chilean Peso	DBAB	Buy	1,435,490,000	2,842,329		2/26/13	—	(56,827)
Chilean Peso	MSCO	Buy	1,559,200,000	3,118,400		2/27/13	—	(93,118)
Chilean Peso	DBAB	Buy	2,094,920,000	4,164,023		2/28/13	—	(99,663)
Chilean Peso	JPHQ	Buy	593,800,000	1,184,284		2/28/13	—	(32,251)
Euro	DBAB	Sell	1,530,900	2,059,581		2/28/13	116,195	—
Singapore Dollar	DBAB	Buy	2,980,000	2,376,585		2/28/13	—	(20,462)
Chilean Peso	BZWS	Buy	3,010,700,000	6,047,240		3/01/13	—	(206,702)
Chilean Peso	DBAB	Buy	790,050,000	1,575,217		3/01/13	—	(42,578)
Euro	DBAB	Sell	2,579,651	3,473,500		3/01/13	198,740	—
Japanese Yen	HSBC	Sell	400,800,000	5,012,663		3/01/13	—	(18,074)
Japanese Yen	JPHQ	Sell	401,100,000	5,020,025		3/01/13	—	(14,477)
Chilean Peso	DBAB	Buy	1,253,970,000	2,504,934		3/04/13	—	(72,984)
Japanese Yen	UBSW	Sell	447,200,000	5,579,712		3/04/13	—	(33,723)
Euro	DBAB	Sell	1,536,000	2,051,405		3/05/13	101,405	—
Chilean Peso	DBAB	Buy	1,253,970,000	2,521,810		3/06/13	—	(90,300)
Chilean Peso	DBAB	Buy	1,328,230,000	2,671,420		3/07/13	—	(96,150)
Euro	BZWS	Sell	3,441,044	4,564,545		3/07/13	195,908	—
Chilean Peso	DBAB	Buy	1,320,220,000	2,629,920		3/08/13	—	(70,412)
Euro	MSCO	Sell	5,225,000	6,874,559		3/08/13	240,974	—

TGB-22

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	HSBC	Sell	1,844,000	2,428,087	3/08/13	$86,971	$—
Euro	CITI	Sell	31,404,613	41,303,033	3/08/13	1,432,190	—
Euro	DBAB	Sell	21,480,000	28,273,909	3/08/13	1,003,212	—
Mexican Peso	HSBC	Buy	135,500,950	10,103,190	3/08/13	—	(175,944)
Chilean Peso	MSCO	Buy	662,100,000	1,294,428	3/11/13	—	(11,164)
Euro	BZWS	Sell	3,785,232	4,977,202	3/11/13	171,320	—
Singapore Dollar	CITI	Buy	21,075,381	16,733,000	3/11/13	—	(67,954)
Chilean Peso	DBAB	Buy	1,284,460,000	2,521,021	3/13/13	—	(31,966)
Euro	BZWS	Sell	1,161,439	1,524,273	3/15/13	49,579	—
Japanese Yen	CITI	Sell	286,112,008	3,474,763	3/15/13	—	(117,331)
Chilean Peso	DBAB	Buy	2,600,220,000	5,142,840	3/18/13	—	(106,355)
Euro	CITI	Sell	861,168	1,130,826	3/19/13	37,327	—
Japanese Yen	MSCO	Sell	575,230,000	6,940,377	3/19/13	—	(282,062)
Japanese Yen	CITI	Sell	407,702,000	4,906,161	3/19/13	—	(212,840)
Singapore Dollar	HSBC	Buy	9,120,000	7,216,903	3/19/13	—	(4,802)
Singapore Dollar	DBAB	Buy	7,978,100	6,300,324	3/19/13	8,762	—
Chilean Peso	JPHQ	Buy	1,065,000,000	2,134,269	3/21/13	—	(71,980)
Euro	BZWS	Sell	744,197	987,847	3/21/13	42,850	—
Singapore Dollar	DBAB	Buy	8,589,700	6,848,748	3/21/13	—	(55,869)
Singapore Dollar	HSBC	Buy	6,864,000	5,471,939	3/21/13	—	(43,772)
Japanese Yen	BZWS	Sell	242,774,840	2,918,598	3/25/13	—	(129,944)
Euro	DBAB	Sell	2,736,000	3,609,058	3/26/13	134,577	—
Euro	CITI	Sell	1,532,964	2,022,531	3/26/13	75,801	—
Malaysian Ringgit	DBAB	Buy	16,025,000	5,123,821	3/26/13	—	(121,870)
Malaysian Ringgit	HSBC	Buy	7,634,000	2,442,177	3/26/13	—	(59,344)
Singapore Dollar	FBCO	Buy	10,578,000	8,407,248	3/26/13	—	(41,556)
Singapore Dollar	MSCO	Buy	10,570,700	8,356,285	3/26/13	3,635	—
Chilean Peso	DBAB	Buy	1,252,750,000	2,474,812	3/29/13	—	(50,682)
Chilean Peso	DBAB	Buy	1,330,940,000	2,619,445	4/03/13	—	(45,121)
Euro	DBAB	Sell	6,200,000	8,281,092	4/04/13	406,577	—
Euro	HSBC	Sell	8,692,000	11,450,841	4/10/13	410,289	—
Euro	UBSW	Sell	4,346,000	5,697,910	4/11/13	177,552	—
Euro	DBAB	Sell	7,243,000	9,500,353	4/11/13	300,180	—
Euro	JPHQ	Sell	3,907,000	5,129,696	4/12/13	166,888	—
Indian Rupee	DBAB	Buy	159,915,000	2,944,133	4/12/13	—	(195,000)
Chilean Peso	MSCO	Buy	2,645,530,000	5,215,436	4/15/13	—	(103,685)
Indian Rupee	DBAB	Buy	342,913,000	6,270,466	4/15/13	—	(377,731)
Euro	HSBC	Sell	6,919,000	9,154,010	4/16/13	364,730	—
Indian Rupee	JPHQ	Buy	230,330,000	4,224,533	4/16/13	—	(266,990)
Indian Rupee	JPHQ	Buy	226,092,000	4,132,629	4/18/13	—	(248,938)
Chilean Peso	MSCO	Buy	2,370,410,000	4,677,210	4/19/13	—	(98,624)
Malaysian Ringgit	JPHQ	Buy	4,069,213	1,307,000	4/19/13	—	(37,863)
Indian Rupee	JPHQ	Buy	112,941,000	2,069,407	4/22/13	—	(130,398)
Indian Rupee	DBAB	Buy	79,271,000	1,450,614	4/22/13	—	(89,663)
Japanese Yen	CITI	Sell	261,800,000	3,238,255	4/22/13	—	(51,203)
Japanese Yen	BZWS	Sell	261,900,000	3,240,535	4/22/13	—	(50,181)
Euro	DBAB	Sell	4,545,000	5,997,128	4/23/13	222,961	—
Malaysian Ringgit	JPHQ	Buy	11,659,000	3,741,416	4/23/13	—	(105,597)
Indian Rupee	DBAB	Buy	160,601,000	2,864,754	4/26/13	—	(108,969)
Chilean Peso	CITI	Buy	2,420,966,000	4,793,992	4/29/13	—	(121,766)

TGB-23

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	JPHQ	Buy	1,501,938,000	2,965,912		4/29/13	$—	$(67,320)
Indian Rupee	JPHQ	Buy	136,582,000	2,450,561		4/29/13	—	(107,856)
Euro	BZWS	Sell	6,575,679	8,734,474		4/30/13	379,572	—
Indian Rupee	JPHQ	Buy	113,782,000	2,037,388		4/30/13	—	(86,017)
Indian Rupee	DBAB	Buy	71,377,981	1,277,184		4/30/13	—	(53,046)
Swedish Krona	BZWS	Buy	122,773,200	13,605,940	EUR	4/30/13	296,464	—
Euro	FBCO	Sell	1,731,000	2,285,526		5/07/13	85,928	—
Euro	BZWS	Sell	1,259,000	1,664,209		5/07/13	64,386	—
Euro	MSCO	Sell	1,259,000	1,661,930		5/07/13	62,107	—
Euro	DBAB	Sell	2,045,000	2,695,351		5/08/13	96,711	—
Euro	UBSW	Sell	629,000	820,987		5/10/13	21,675	—
Euro	DBAB	Sell	1,259,000	1,643,184		5/10/13	43,289	—
Japanese Yen	CITI	Sell	733,721,000	9,247,923		5/10/13	25,222	—
Chilean Peso	MSCO	Buy	1,150,200,000	2,250,220		5/13/13	—	(33,110)
Euro	CITI	Sell	5,658,426	7,373,382		5/13/13	182,522	—
Japanese Yen	UBSW	Sell	366,681,000	4,636,983		5/13/13	27,583	—
Japanese Yen	DBAB	Sell	490,555,000	6,201,707		5/13/13	35,137	—
Japanese Yen	CITI	Sell	366,680,000	4,613,923		5/14/13	4,434	—
Euro	BZWS	Sell	2,270,980	2,929,110		5/16/13	42,966	—
Euro	DBAB	Sell	1,812,000	2,323,618		5/20/13	20,646	—
Euro	BZWS	Sell	7,956,126	10,174,038		5/21/13	61,999	—
Euro	DBAB	Sell	2,642,000	3,368,814		5/21/13	10,898	—
Chilean Peso	MSCO	Buy	420,740,000	804,474		5/22/13	5,914	—
Euro	BZWS	Sell	3,419,406	4,377,866		5/22/13	31,820	—
Malaysian Ringgit	HSBC	Buy	298,500	93,568		5/22/13	—	(570)
Euro	BZWS	Sell	2,836,669	3,594,485		5/29/13	—	(11,282)
Euro	DBAB	Sell	463,000	586,042		5/29/13	—	(2,490)
Euro	BZWS	Sell	4,907,308	6,102,238		6/05/13	—	(136,228)
Euro	DBAB	Sell	785,200	976,734		6/05/13	—	(21,460)
Euro	BZWS	Sell	2,203,083	2,756,718		6/06/13	—	(44,016)
Euro	DBAB	Sell	2,033,100	2,544,628		6/07/13	—	(40,048)
Euro	DBAB	Sell	8,105,300	10,281,573		6/11/13	—	(23,297)
Polish Zloty	CITI	Buy	5,990,000	1,327,218	EUR	6/11/13	49,700	—
Polish Zloty	DBAB	Buy	30,704,000	6,820,838	EUR	6/11/13	232,273	—
Swedish Krona	MSCO	Buy	55,369,800	6,068,987	EUR	6/11/13	205,401	—
Swedish Krona	DBAB	Buy	41,300,000	4,543,554	EUR	6/11/13	131,933	—
Euro	DBAB	Sell	8,383,000	10,574,484		6/13/13	—	(83,764)
Swedish Krona	MSCO	Buy	27,990,100	3,073,741	EUR	6/13/13	96,136	—
Swedish Krona	BZWS	Buy	24,372,000	2,707,398	EUR	6/13/13	44,321	—
Japanese Yen	CITI	Sell	310,702,000	3,930,002		6/14/13	21,530	—
Euro	BZWS	Sell	1,124,367	1,422,774		6/20/13	—	(6,908)
South Korean Won	DBAB	Buy	21,440,000,000	18,216,577		6/27/13	286,269	—
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,561,653		6/28/13	34,956	—
Swedish Krona	UBSW	Buy	302,991,000	33,837,108	EUR	6/28/13	296,625	—

Unrealized appreciation (depreciation)							78,068,001	(18,393,991)

Net unrealized appreciation (depreciation)							$59,674,010

*In U.S. dollars unless otherwise indicated.

TGB-24

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2012 (unaudited) (continued)

Templeton Global Bond Securities Fund

At June 30, 2012, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount*	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
JPHQ	Receive	3.558%	3-month USD BBA LIBOR	3,240,000	3/4/21	$—	$(555,955)
DBAB	Receive	3.523%	3-month USD BBA LIBOR	14,630,000	3/28/21	—	(2,447,165)
CITI	Receive	4.347%	3-month USD BBA LIBOR	7,460,000	2/25/41	—	(3,024,127)
JPHQ	Receive	4.349%	3-month USD BBA LIBOR	7,460,000	2/25/41	—	(3,028,361)
JPHQ	Receive	4.320%	3-month USD BBA LIBOR	5,600,000	2/28/41	—	(2,248,336)
JPHQ	Receive	4.299%	3-month USD BBA LIBOR	1,870,000	3/1/41	—	(738,662)

Net unrealized appreciation (depreciation)						$—	$(12,042,606)

*In U.S. Dollars unless otherwise indicated.

The accompanying notes are an integral part of these financial statements.

TGB-25

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Templeton Global Bond Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,213,430,739
Cost - Repurchase agreements	327,773,318

Total cost of investments	$2,541,204,057

Value - Unaffiliated issuers	$2,234,596,333
Value - Repurchase agreements	327,773,318

Total value of investments	2,562,369,651
Cash	870,000
Restricted cash (Note 1e)	26,438,000
Foreign currency, at value (cost $31,250,335)	32,229,987
Receivables:
Investment securities sold	30,819,928
Capital shares sold	1,881,493
Interest	30,750,300
Due from brokers	4,730,000
Unrealized appreciation on forward exchange contracts	78,068,001
Other assets	613

Total assets	2,768,157,973

Liabilities:
Payables:
Investment securities purchased	1,194,055
Capital shares redeemed	2,472,775
Affiliates	1,987,834
Due to brokers	27,308,000
Unrealized depreciation on forward exchange contracts	18,393,991
Unrealized depreciation on swap contracts	12,042,606
Deferred tax	4,216,921
Accrued expenses and other liabilities	1,270,937

Total liabilities	68,887,119

Net assets, at value	$2,699,270,854

Net assets consist of:
Paid-in capital	$2,588,531,966
Distributions in excess of net investment income	(8,849,902)
Net unrealized appreciation (depreciation)	64,632,872
Accumulated net realized gain (loss)	54,955,918

Net assets, at value	$2,699,270,854

The accompanying notes are an integral part of these financial statements.

TGB-26

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2012 (unaudited)

Templeton Global Bond Securities Fund
Class 1:
Net assets, at value	$275,838,402

Shares outstanding	15,057,922

Net asset value and maximum offering price per share	$18.32

Class 2:
Net assets, at value	$2,078,658,372

Shares outstanding	116,453,606

Net asset value and maximum offering price per share	$17.85

Class 3:
Net assets, at value	$187,645,267

Shares outstanding	10,508,556

Net asset value and maximum offering price per share[a]	$17.86

Class 4:
Net assets, at value	$157,128,813

Shares outstanding	8,643,925

Net asset value and maximum offering price per share	$18.18

aRedemption price is equal to net asset value less redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

TGB-27

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2012 (unaudited)

Templeton Global Bond Securities Fund
Investment income:
Interest (net of foreign taxes of $1,393,167)	$56,930,626

Expenses:
Management fees (Note 3a)	5,964,836
Distribution fees: (Note 3c)
Class 2	2,468,418
Class 3	237,804
Class 4	274,577
Unaffiliated transfer agent fees	2,165
Custodian fees (Note 4)	892,420
Reports to shareholders	189,007
Professional fees	37,427
Trustees’ fees and expenses	4,512
Other	24,080

Total expenses	10,095,246

Net investment income	46,835,380

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	37,853,334
Foreign currency transactions	15,515,422
Swap contracts	1,673,450

Net realized gain (loss)	55,042,206

Net change in unrealized appreciation (depreciation) on:
Investments	(16,816,799)
Translation of other assets and liabilities denominated in foreign currencies	46,199,837
Change in deferred taxes on unrealized appreciation	1,180,177

Net change in unrealized appreciation (depreciation)	30,563,215

Net realized and unrealized gain (loss)	85,605,421

Net increase (decrease) in net assets resulting from operations	$132,440,801

The accompanying notes are an integral part of these financial statements.

TGB-28

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Bond Securities Fund
	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Increase (decrease) in net assets:
Operations:
Net investment income	$46,835,380	$96,874,837
Net realized gain (loss) from investments and foreign currency transactions, futures contracts and swap contracts	55,042,206	52,604,567
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	30,563,215	(180,068,912)

Net increase (decrease) in net assets resulting from operations	132,440,801	(30,589,508)

Distributions to shareholders from:
Net investment income:
Class 1	(18,014,760)	(15,683,467)
Class 2	(133,749,946)	(93,946,669)
Class 3	(12,114,860)	(10,753,201)
Class 4	(9,763,141)	(8,615,701)
Net realized gains:
Class 1	(438,387)	(1,762,080)
Class 2	(3,357,784)	(10,925,216)
Class 3	(306,543)	(1,252,885)
Class 4	(251,144)	(1,020,280)

Total distributions to shareholders	(177,996,565)	(143,959,499)

Capital share transactions: (Note 2)
Class 1	9,781,672	17,171,380
Class 2	303,278,145	451,366,379
Class 3	4,271,029	16,706,473
Class 4	7,356,340	12,126,720

Total capital share transactions	324,687,186	497,370,952

Redemption fees	1,873	18,113

Net increase (decrease) in net assets	279,133,295	322,840,058
Net assets:
Beginning of period	2,420,137,559	2,097,297,501

End of period	$2,699,270,854	$2,420,137,559

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(8,849,902)	$117,957,425

The accompanying notes are an integral part of these financial statements.

TGB-29

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Templeton Global Bond Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

TGB-30

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 29, 2012.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that

TGB-31

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Derivative Financial Instruments (continued)

is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into OTC futures contracts primarily to manage interest rate and/or exposure to certain foreign currencies risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position. At June 30, 2012, the Fund had OTC derivatives in a net unrealized loss position of $3,369,521 and the aggregate value of collateral pledged for such contracts was $4,730,000.

At June 30, 2012, the Fund held $29,062,831 in United Kingdom treasury bonds and notes, and U.S. treasury bills, bonds, and notes, and $870,000 in unrestricted cash as collateral for derivatives.

See Note 9 regarding other derivative information.

e. Restricted Cash

At June 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/counterparty broker and is reflected in the Statement of Assets and Liabilities.

TGB-32

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

TGB-33

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Redemption Fees

Redemptions and exchanges of interests in an insurance company subaccount that invests in Class 3 shares of the Fund will be subject to a 1.0% short term trading fee if the interest in the subaccount has been held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital, allocated to each class of shares based upon the relative proportion of net assets of each class.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,288,275	$25,261,278	2,403,657	$47,343,365
Shares issued in reinvestment of distributions	1,028,604	18,453,147	889,172	17,445,546
Shares redeemed	(1,754,755)	(33,932,753)	(2,450,491)	(47,617,531)

Net increase (decrease)	562,124	$9,781,672	842,338	$17,171,380

Class 2 Shares:
Shares sold	14,810,451	$280,052,891	29,318,184	$564,580,203
Shares issued in reinvestment of distributions	7,843,692	137,107,730	5,473,480	104,871,884
Shares redeemed	(6,057,186)	(113,882,476)	(11,438,342)	(218,085,708)

Net increase (decrease)	16,596,957	$303,278,145	23,353,322	$451,366,379

Class 3 Shares:
Shares sold	423,619	$8,108,409	1,851,973	$36,090,442
Shares issued in reinvestment of distributions	710,200	12,421,403	626,622	12,006,087
Shares redeemed	(862,239)	(16,258,783)	(1,654,785)	(31,390,056)

Net increase (decrease)	271,580	$4,271,029	823,810	$16,706,473

Class 4 Shares:
Shares sold	524,460	$10,104,468	1,191,215	$23,562,082
Shares issued on reinvestment of distributions	562,284	10,014,286	494,660	9,635,982
Shares redeemed	(667,019)	(12,762,414)	(1,090,109)	(21,071,344)

Net increase (decrease)	419,725	$7,356,340	595,766	$12,126,720

TGB-34

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2012, there were no credits earned.

TGB-35

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

5. INCOME TAXES

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,561,654,487

Unrealized appreciation	$100,246,492
Unrealized depreciation	(99,531,328)

Net unrealized appreciation (depreciation)	$715,164

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, tax straddles, and inflation related adjustments on foreign securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2012, aggregated $640,583,662 and $596,190,508, respectively.

7. CREDIT RISK

At June 30, 2012, the Fund had 23.02% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. OTHER DERIVATIVE INFORMATION

At June 30, 2012, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Interest rate contracts	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$12,042,606
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	78,068,001	Unrealized depreciation on forward exchange contracts	18,393,991

TGB-36

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

9. OTHER DERIVATIVE INFORMATION (continued)

For the period ended June 30, 2012, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Interest rate contracts	Net realized gain (loss) from swap contracts / Net change in unrealized appreciation (depreciation) on investments	$1,186,164	$1,009,007
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	17,729,011	45,677,854

For the period ended June 30, 2012, the average month end market value of derivatives represented 3.84% of average month end net assets. The average month end number of open derivative contracts for the period was 455.

See Note 1(d) regarding derivative financial instruments.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2012, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

TGB-37

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

11. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Foreign Government and Agency Securities	$—	$1,932,345,030	$—	$1,932,345,030
Municipal Bonds	—	3,323,329	—	3,323,329
Short Term Investments	—	626,701,292	—	626,701,292

Total Investments in Securities	$—	$2,562,369,651	$—	$2,562,369,651

Forward Exchange Contracts	—	78,068,001	—	78,068,001
Liabilities:
Swaps	—	12,042,606	—	12,042,606
Forward Exchange Contracts	—	18,393,991	—	18,393,991

12. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio

BZWS - Barclays Bank PLC	AUD - Australian Dollar	BHAC - Berkshire Hathaway Assurance Corp.
CITI - Citigroup, Inc.	BRL - Brazilian Real	FRN - Floating Rate Note
DBAB - Deutsche Bank AG	EUR - Euro	GO - General Obligation
FBCO - Credit Suisse Group AG	HUF - Hungarian Forint
HSBC - HSBC Bank USA, N.A.	IDR - Indonesian Rupiah
JPHQ - JP Morgan Chase & Co.	ILS - New Israeli Shekel
MSCO - Morgan Stanley	JPY - Japanese Yen
UBSW - UBS AG	KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

TGB-38

Franklin Templeton Variable Insurance Products Trust

Tax Information (unaudited)

Templeton Global Bond Securities Fund

At December 31, 2011, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 14, 2012, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as reported by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0301	$0.8773
Class 2	$0.0301	$0.8509
Class 3	$0.0301	$0.8446
Class 4	$0.0301	$0.8309

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TGB-39

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

For indexes sourced by Morningstar: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell® is a trademark and Russell™ is a servicemark of the Frank Russell Company.

Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

Barclays U.S. Government Index: Intermediate Component is the intermediate component of the Barclays U.S. Government Index, which includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Citigroup World Government Bond Index is a market capitalization-weighted index consisting of investment-grade world government bond markets.

Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Credit Suisse (CS) High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market.

Dow Jones Industrial Average is a price-weighted average of blue-chip stocks that are generally the leaders in their industry.

FTSE EPRA/NAREIT Developed Index is a free float-adjusted index designed to measure the performance of publicly traded real estate securities in the North American, European and Asian real estate markets. FTSE® is a trademark of London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license.

J.P. Morgan (JPM) Global Government Bond Index (GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/12, there were 231 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities. For the six-month period ended 6/30/12, there were 64 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper General U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper General U.S. Government Funds invest primarily in U.S. government and agency issues. For the six-month period ended 6/30/12, there were 84 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Current Yield Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Current Yield Funds Classification in the Lipper VIP underlying funds universe. Lipper High Current Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/12, there were 123 funds in this

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category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

MSCI All Country (AC) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

MSCI Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

MSCI Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

MSCI Europe, Australasia, Far East (EAFE) Index Net Return (Local Currency) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global developed markets excluding the U.S. and Canada. The index is calculated in local currency and includes reinvested daily net dividends.

MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

NASDAQ Composite Index is a broad-based, market capitalization-weighted index designed to measure all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market.

Russell 1000® Growth Index is market capitalization weighted and measures performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

Russell 1000® Value Index is market capitalization weighted and measures performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index is market capitalization weighted and measures performance of the smallest companies in the Russell 3000® Index, which represent a modest amount of the Russell 3000® Index’s total market capitalization.

Russell 2500™ Value Index is market capitalization weighted and measures performance of those Russell 2500™ Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000® Index is market capitalization weighted and measures performance of the largest U.S. companies based on total market capitalization and represents the majority of the investable U.S. equity market.

Russell Midcap® Growth Index is market capitalization weighted and measures performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represent a modest amount of the Russell 1000® Index’s total market capitalization.

Standard & Poor’s® 500 Index (S&P 500®) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

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Franklin Templeton Variable Insurance Products Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held April 17, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within the Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included reports prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared a Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE.    The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments, including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

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Board Review of Investment Management Agreement (continued)

INVESTMENT PERFORMANCE.    The Board placed significant emphasis on the investment performance of each of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals of all Funds. The Lipper reports prepared for each of the individual Funds showed the investment performance of Class 1 shares for those Funds having such class of shares and Class 2 shares for those Funds that did not have Class 1 shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended January 31, 2012, and previous periods ended that date of up to 10 years unless otherwise noted. Performance was shown on a total return basis for each Fund and in certain cases, as indicated, on an income return basis as well. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Flex Cap Growth Securities Fund – The performance universe for this Fund, which has been in operation for less than 10 full years, consisted of the Fund and all multi-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the second-lowest quintile of its performance universe, and on an annualized basis to be in the second-lowest quintile of such universe for the previous three-year period and the middle quintile of such universe for the previous five-year period. The Board was not satisfied with the Fund’s recent underperformance and discussed the reasons for such performance and steps being taken to improve it, as well as the Fund’s portfolio management team with upper management. Based on such discussions and taking into account the Fund’s more acceptable longer term performance, the Board did not believe any immediate change in portfolio management was warranted, but intends to monitor future performance.

Franklin Global Real Estate Securities Fund – The performance universe for this Fund consisted of the Fund and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the second-lowest quintile of such universe for the one-year period, and on an annualized basis to be in the lowest quintile of such universe for the previous three-, five- and 10-year periods. The Lipper universe includes all real estate funds underlying variable annuities and is not limited to those having a global mandate such as the Fund. The Board noted, however, among the 14 global real estate funds with 26 share classes included in such universe, that the Fund’s Class 1 shares had the highest and second-highest total returns for the previous one and two years, respectively. The Board also noted steps that had been taken by management to improve the Fund’s performance, including the appointment of an additional portfolio manager in 2010. While the Board intends to continue monitoring the Fund’s results, it was satisfied with the efforts being made by management to improve performance and believed no change in portfolio management was warranted, noting the Fund’s favorable relative performance with respect to other global real estate funds as referred to above.

Franklin Growth and Income Securities Fund – The performance universe for this Fund consisted of the Fund and all equity income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return during the one-year period to be in the highest or best performing quintile of its performance universe, and on an annualized basis in each of the previous three-, five- and 10-year periods to also be in the highest quintile of such universe. The Lipper report showed the Fund’s total return for the one-year period to be in the second-highest quintile of its performance universe, and on an annualized basis to be in the highest quintile of such universe for the previous three-year period, the second-highest quintile of such universe for the previous five-year period, and the second-lowest quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund’s performance as shown in the Lipper report.

Franklin High Income Securities Fund – The performance universe for this Fund consisted of the Fund and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-lowest quintile of such universe, and on an annualized basis to also be in the second-lowest quintile for the previous three- and five-year periods, but to be in the highest quintile of such universe for the previous 10-year period. The Lipper report showed the Fund’s total return to be in the second-highest quintile of its performance universe for the one-year period, and on an annualized basis to be in the middle quintile of such universe for the previous three-year period, the second-highest quintile of such universe for the previous five-year period, and the middle quintile of such universe for the previous 10-year period. The Board believed the Fund’s performance as shown in the Lipper report to be acceptable and did not

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Board Review of Investment Management Agreement (continued)

warrant any change in portfolio management. In reaching such conclusion, the Board noted that the Fund’s overall favorable comparative total returns and the level of its annualized income return, which amounted to 6.40%, 6.96%, and 7.53% for the one-, three- and five-year periods, respectively, appeared generally consistent with the Fund’s investment objective of earning a high level of current income with capital appreciation as a secondary goal.

Franklin Income Securities Fund – The performance universe for this Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the highest or best performing quintile of such universe for the one-year period and to also be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods on an annualized basis. The Lipper report showed the Fund’s total return to be in the middle quintile of its performance universe for the one-year period and on an annualized basis to be in the highest or second-highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s comparative performance as shown in the Lipper report.

Franklin Large Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all large-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return to be in the upper half of such universe for the one-year period, and on an annualized basis to be in the second-lowest quintile of such universe for the previous three-year period, the second-highest quintile of such universe for the previous five-year period, and the second-lowest quintile of such universe for the previous 10-year period. The Board believed the Fund’s overall performance as set forth in the Lipper report to be acceptable, noting that its three- and 10-year annualized returns in each case were within 50 basis points of the performance universe median.

Franklin Large Cap Value Securities Fund – The performance universe for this Fund, which has been in operation for less than 10 full years, consisted of the Fund and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the lowest quintile of such universe for the one-year period and on an annualized basis to be in the second-highest quintile and middle quintile of such universe for the previous three- and five-year periods, respectively. The Board discussed with management the reasons for the Fund’s one-year underperformance, including its holdings in energy stocks exposed to natural gas, which were hurt by lower gas prices, and also discussed steps being taken to improve performance, which included the addition of an experienced investment analyst to provide support for the Fund’s lead manager. Based on such discussions and the Fund’s longer term performance, the Board did not believe that any change in the Fund’s portfolio management was warranted.

Franklin Rising Dividends Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return to be in the highest or best performing quintile of the performance universe for the one-year period, and on an annualized basis to be in the highest or second-highest quintile of such universe for each of the three-, five- and 10-year periods. The Board was satisfied with the Fund’s performance as set forth in the Lipper report.

Franklin Small Cap Value Securities Fund – The performance universe for this Fund consisted of the Fund and all small-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second-highest performing quintile of such performance universe, and on an annualized basis to also be in the second-highest quintile of such universe for each of the previous three- and five-year periods, and in the upper half of such universe for the previous 10-year period. The Board found the Fund’s comparative performance as set forth in the Lipper report to be satisfactory.

Franklin Small-Mid Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the upper half of such universe, and on an annualized basis to also be in the upper half of such universe for each of the previous three- and five-year periods, and to be in the second-lowest quintile of such universe for the previous 10-year period. The Board found the Fund’s comparative investment performance as set forth in the Lipper report to be acceptable.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Strategic Income Securities Fund – The performance universe for this Fund consisted of the Fund and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the second-highest quintile of such performance universe for the one-year period, and on an annualized basis to also be in the second-highest quintiles of such universe during the previous three- and five-year periods, and in the second-lowest quintile of such universe for the previous 10-year period. The Lipper report showed the Fund’s total return to be in the second-lowest quintile of such universe during the one-year period, and on an annualized basis to be in the upper half of such universe for each of the previous three- and five-year periods, and in the highest quintile of such universe for the previous 10-year period. The Board was generally satisfied with the Fund’s performance as shown in the Lipper report, noting its primary income objective and the fact that its total return for the one-year period exceeded 5%.

Franklin Templeton VIP Founding Funds Allocation Fund – The performance universe for this Fund consisted of the Fund and all mixed-asset target allocation growth funds underlying variable insurance products as selected by Lipper. The Fund has been in existence for only four full years and the Lipper report showed its income return to be in the lowest quintile of such performance universe for the one-year period, and on an annualized basis to be in the middle quintile of such universe for its four-year period of operation. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest quintile of such universe and on an annualized basis to be in the lowest quintile of such universe for its four-year period of operation. In assessing the relevance of such comparative performance, the Board noted the Fund is not actively managed and that its performance reflects those of the three underlying funds in which it invests in equal portions. The Board reviewed and discussed the performance of such underlying funds with management and believes that each is being managed in accordance with its underlying investment mandate. The Board also notes management’s explanation that the performance of certain of the underlying funds reflects the general underperformance of value stocks during the past year. In view of the foregoing and taking into account the nature of the Fund and its short period of operation, the Board did not believe the Fund’s comparative investment performance as set forth in the Lipper report mandated any change in the investment strategy followed or manner in which the Fund operates.

Franklin U.S. Government Fund – The performance universe for this Fund consisted of the Fund and all general U.S. government funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-highest quintile of such universe and on an annualized basis to be in the highest or second-highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the lowest quintile of such universe for the one-year period, and on an annualized basis to be in the lowest quintile of such universe for the previous three-year period, the second-lowest quintile of such universe for the previous five-year period, and the middle quintile of such universe for the previous 10-year period. The Board found the Fund’s comparative performance as shown in the Lipper report to be acceptable, noting the Fund’s income objective, the nature of the Fund’s investments, which were primarily in U.S. mortgage-backed securities, and the fact that its total return exceeded 6% for the one-year period and exceeded 5% for all annualized periods shown in such report.

Mutual Global Discovery Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the highest quintile of such universe for the one-year period, and on an annualized basis to be in the lowest quintile of such universe for the three-year period, but to be in the highest quintile of such universe for each of the previous five- and 10-year periods. The Board found the Fund’s overall comparative performance as set forth in the Lipper report to be acceptable.

Mutual International Securities Fund – The performance universe for this Fund consisted of the Fund and all other international value funds underlying variable insurance products as selected by Lipper. The Fund has been in existence for only two full years at the date of the Lipper report, which showed its total return during each such year to be in either the highest or second-highest performing quintile of such universe. The Board was pleased with such comparative performance, but did not believe it to be particular meaningful in view of the Fund’s short period of operations.

Mutual Shares Securities Fund – The performance universe for this Fund consisted of the Fund and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

one-year period to be in the highest or best performing quintile of such universe, and on an annualized basis to be in either the highest or second-highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return for the one-year period to be in the middle quintile of the performance universe, and on an annualized basis to be in the lowest quintile of such universe for the previous three-year period, the middle quintile of such universe for the previous five-year period, and the highest quintile of such universe for the previous 10-year period. The Board found the Fund’s overall performance as shown in the Lipper report to be acceptable, noting its annualized three-year total return exceeded 15%.

Templeton Developing Markets Securities Fund – The performance universe for this Fund consisted of the Fund and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the highest or best performing quintile of such performance universe and on an annualized basis to be in the second-highest quintile of such universe during each of the previous three- and five-year periods, and the middle quintile of such universe during the previous 10-year period. The Board was satisfied with the comparative performance of the Fund as set forth in the Lipper report.

Templeton Foreign Securities Fund – The performance universe for this Fund consisted of the Fund and all international value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the highest or best performing quintile of such performance universe and on an annualized basis to be in the highest or best performing quintile of such universe in each of the previous three- and five-year periods, and the second-highest quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund’s comparative investment performance as set forth in the Lipper report.

Templeton Global Bond Securities Fund – The performance universe for this Fund consisted of the Fund and all global income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest or best performing quintile of such performance universe, and on an annualized basis to also be in the highest or best performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest performing quintile of its performance universe, but on an annualized basis to be in the highest or second-highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Board discussed with management the reasons for the relative underperformance of the Fund’s total return as shown in the Lipper report for the one-year period, noting, however, that it exceeded 5%. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

Templeton Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest quintile of such performance universe and on an annualized basis to also be in the second-lowest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was not satisfied with the Fund’s comparative performance as set forth in the Lipper report and discussed the Fund’s portfolio management team, performance and investment process in detail with upper management. Such discussion included the analytic process and reviews followed by the Fund’s portfolio managers in selecting securities for investment and the conviction of the Fund’s portfolio management team with the correctness of adhering to their disciplined, long-term, bottom-up, fundamental approach to investing. Based on such discussions, the Board did not believe any immediate change in portfolio management was warranted, but intends to continuously monitor future performance.

COMPARATIVE EXPENSES.    Consideration was given to expense comparison information contained in the Lipper reports furnished for each Fund, which compared its management fee and total expense ratio with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on a Fund’s

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Board Review of Investment Management Agreement (continued)

contractual investment management fee rate in comparison with the contractual investment management fee rate that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges at the fund level as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for the same class of shares for all funds within a particular Lipper expense group. The results of such comparisons showed that both the contractual investment management fee rates and actual total expense ratios of the following Funds were in the least expensive quintile of their respective Lipper expense groups: Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Growth and Income Securities Fund, Franklin High Income Securities Fund, Franklin Strategic Income Securities Fund and Templeton Global Bond Securities Fund. The Board was satisfied with the comparative contractual investment management fees and expenses of these Funds as shown in their Lipper reports. The contractual investment management fee rates and actual total expense ratios of each of Franklin Rising Dividend Securities Fund, Franklin Small-Mid Cap Growth Securities Fund and Franklin U.S. Government Fund were below the medians of their Lipper expense groups. The contractual investment management fee rate of Templeton Foreign Securities Fund was less than one-half of a basis point above the median of its Lipper expense group, while its actual total expense ratio was below the median of such group. The contractual investment fee rate and actual total expense ratio of Franklin Templeton VIP Founding Funds Allocation Fund were both at the median of its Lipper expense group. The Board was satisfied with the comparative contractual investment management fees and expenses of these Funds as shown in their Lipper reports. The contractual investment management fee rates for Mutual International Securities Fund, Templeton Growth Securities Fund and Franklin Large Cap Value Securities Fund were in the most expensive quintiles of their Lipper expense groups, but in each case their actual total expense ratios were below the median of such groups. The Board was satisfied with the comparative expenses of these Funds as shown in their Lipper reports, noting that, with the exception of Templeton Growth Securities Fund, the expenses of these Funds were subsidized through fee waivers. The contractual investment management fee rate of Franklin Flex Cap Growth Securities Fund was 13 basis points above its Lipper expense group median, while its actual total expense ratio was below its expense group median. The Board found the comparative expenses of this Fund as shown in its Lipper report to be acceptable, noting its expenses were subsidized through fee waivers. The contractual investment management fee rate and actual expense ratio for Franklin Large Cap Growth Securities Fund were in each case above but within eight basis points of the median of its Lipper expense group. The contractual investment fee rate of Franklin Global Real Estate Securities Fund was 20 basis points higher than the median of its Lipper expense group while its actual expense ratio was within nine basis points of its expense group median. The Board found the comparative expenses of these Funds as shown in their Lipper reports to be acceptable, noting with respect to Franklin Global Real Estate Securities Fund that a phased-in increase in its contractual investment fee rate had been approved by shareholders in 2007. The contractual investment management fee rate and actual total expense ratio of Templeton Developing Markets Securities Fund were both above the median of its Lipper expense group, but in each case were within 17 basis points of such median. The Board found the comparative expenses of this Fund to be acceptable, noting cost factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers and research staff and the depth of its physical presence and coverage in developing markets geographical areas, as well as the fact that its investment management fee had been reduced effective May 1, 2011. The contractual investment management fee rates of both Mutual Global Discovery Securities Fund and Mutual Shares Securities Fund were in the most expensive quintiles of their Lipper expense groups, while the actual total expense ratio of Mutual Global Discovery Fund was 17 basis points above its expense group median, and the actual total expense ratio of Mutual Shares Securities Fund was four basis points above its expense group median. In discussing these comparative expenses, management stated its view that the expenses of these Funds were at an appropriate level in view of their overall favorable comparative investment performance, the quality and experience of their portfolio managers and the research-driven fundamental value strategy employed in their portfolio selections. The Board found the comparative expenses of these Funds to be acceptable noting the points raised by management.

MANAGEMENT PROFITABILITY.    The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, specific attention was given to the methodology

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Board Review of Investment Management Agreement (continued)

followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving services provided the Funds, as well as the need to implement systems to meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from Fund operations, including potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE.    The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. In the case of Franklin Templeton VIP Founding Funds Allocation Fund, the management fees of the underlying funds in which it invests have management fee breakpoints that extend beyond their existing asset sizes, and in the case of each of the other Funds, their management fees contain breakpoints that extend beyond their existing asset sizes. To the extent economies of scale may be realized by the manager and its affiliates, the Board believed the schedule of investment management fees provides a sharing of benefits for each Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

VALUE	BLEND	GROWTH	SECTOR	GLOBAL	INTERNATIONAL	HYBRID	ASSET ALLOCATION	FIXED INCOME

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report

FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

Investment Managers

Franklin Advisers, Inc.

Franklin Advisory Services, LLC

Franklin Mutual Advisers, LLC

Franklin Templeton Institutional, LLC

Templeton Asset Management, Ltd.

Templeton Global Advisors Limited

Templeton Investment Counsel, LLC

Fund Administrator

Franklin Templeton Services, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).

Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.	VIP3 S 08/12

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)	(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.	N/A

Item 10.	Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a)	(1) Code of Ethics

(a)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/s/ LAURA F. FERGERSON
Laura F. Fergerson Chief Executive Officer – Finance and Administration

Date August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ LAURA F. FERGERSON
Laura F. Fergerson Chief Executive Officer – Finance and Administration

Date August 24, 2012

By	/s/ GASTON GARDEY
Gaston Gardey Chief Financial Officer and Chief Accounting Officer

Date August 24, 2012